Registration No. 33-42163

     As filed with the Securities and Exchange Commission on April 30, 1997

=============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No. 8                           X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

                  Amendment No. 10                                         X

                        (Check appropriate box or boxes)

                       TEMPLETON DEVELOPING MARKETS TRUST
               (Exact Name of Registrant as Specified in Charter)

      700 CENTRAL AVENUE, PO BOX 33030, ST. PETERSBURG, FLORIDA 33701-8030
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (813) 823-8712

                                Jeffrey L. Steele
                             Dechert Price & Rhoads
                                1500 K Street, NW
                              WASHINGTON, DC 20005
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

          immediately upon filing pursuant to paragraph (b) of Rule 485

   X      on MAY 1, 1997 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a)(1) of Rule 485

          on       pursuant to paragraph (a)(1) of Rule 485

          75 days after filing pursuant to paragraph (a)(2) of Rule 485

          on       pursuant to paragraph (a)(2) of Rule 485

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment

-------------------------------------------------------------------------------

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 27, 1997.

                       TEMPLETON DEVELOPING MARKETS TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A

                         CLASS I AND CLASS II PROSPECTUS


N-1A                                          LOCATION IN
ITEM NO.            ITEM                      REGISTRATION STATEMENT

  1               Cover page                   Cover Page

  2               Synopsis                     Expense Summary

  3               Condensed Financial          Financial Highlights";
                  Information                  "How Does the Fund
                                               Measure Performance?"

  4               General Description          "How Is the Fund Organized?";
                  of Registrant                "How Does the Fund Invest Its Assets?";
                                               "What Are the Fund's Potential Risks?"

  5               Management of the Fund       "Who Manages the Fund?"

  5A              Management's Discussion      Contained in Registrant's Annual
                  of Fund Performance          Report to Shareholders

  6               Capital Stock and Other     "How is the Fund Organized?"; "Services
                  Securities                   to Help You Manage Your Account"; "What
                                               Distributions Might I Received From the
                                               Fund?"; "How Taxation Affects the Fund and its
                                               Shareholders?"

  7               Purchase of Securities       "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                Shares for Shares of Another Fund?";
                                               "Transaction Procedures and Special
                                               Requirements"; "Services to Help You Manage
                                               Your Account"; "Who Manages the Fund?" "Useful
                                               Terms and Definitions"

  8               Redemption or Repurchase     "May I Exchange Shares for Shares of Another
                                               Fund?"; "How Do I Sell Shares?"; "Transaction
                                               Procedures and Special Requirements"? "Services
                                               to Help You Manage Your Account"

  9               Pending Legal Procedures      Not Applicable


                       TEMPLETON DEVELOPING MARKETS TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART A

                            ADVISOR CLASS PROSPECTUS


N-1A                                                LOCATION IN
ITEM NO.            ITEM                           REGISTRATION STATEMENT
  1               Cover page                         Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Does the Fund
                                                      Measure Performance?"

  4               General Description                "How Is the Fund Organized?";
                  of Registrant                      "How Does the Fund Invest Its Assets?";
                                                     "What Are the Fund's Potential Risks?"

  5               Management of the Fund             "Who Manages the Fund?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                Report to Shareholders

  6               Capital Stock and Other            "How is the Fund Organized?"; "Services
                  Securities                         to Help You Manage Your Account"; "What
                                                     Distributions Might I Received From the
                                                     Fund?"; "How Taxation Affects the Fund
                                                     and its Shareholders?"


  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                       Shares for Shares of Another Fund?";
                                                     "Transaction Procedures and Special
                                                      Requirements"; "Services to Help You Manage
                                                      Your Account"; "Who Manages the Fund?" "Useful
                                                      Terms and Definitions"

  8               Redemption or Repurchase           "May I Exchange Shares for Shares of Another
                                                     Fund?"; "How Do I Sell Shares?"; "Transaction
                                                     Procedures and Special Requirements"? "Services
                                                     to Help You Manage Your Account"

  9               Pending Legal Procedures            Not Applicable


                       TEMPLETON DEVELOPING MARKETS TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART B

                              CLASS I AND CLASS II

                       STATEMENT OF ADDITIONAL INFORMATION

N-1A                                             LOCATION IN
ITEM NO.         ITEM                           REGISTRATION STATEMENT

 10               Cover Page                         Cover Page

 11               Table of Contents                  Table of Contents

 12               General Information and            Not Applicable
                  History

 13               Investment Objectives and          "How Does the Fund Invest Its Assets?";
                  Policies                           "Investment Restrictions"; "What Are the
                                                     Fund's Potential Risks?"

 14               Management of the                  "Officers and Trustees"; "Investment
                  Registrant                         Management and Other Services"

 15               Control Persons and                "Officers and Trustees"; "Investment
                  Principal Holders of                Management and Other Services"; "Miscellaneous
                  Securities                          Information?"

 16               Investment Advisory and            "Investment Management and Other Services";
                  Other Services                     "The Fund's Underwriter"

 17               Brokerage Allocation and           "How Does the Fund Buy Securities
                  Other Practices                     For Its Portfolio?"

 18               Capital Stock and Other            "Miscellaneous Information"; See Prospectus
                  Securities                         "How Is The Fund Organized?"

 19               Purchase, Redemption and           "How Do I Buy, Sell and Exchange Shares?";
                  Pricing of Securities              "How Are Fund Shares Valued?";
                  Being Offered                      "Financial Statements"

 20               Tax Status                         "Additional Information on Distributions
                                                      and Taxes"

 21               Underwriters                       "The Fund's Underwriter"

 22               Calculation of Performance         "How Does the Fund Measure Performance?"
                  Data

 23               Financial Statements               Financial Statements

===============================================================================

                       TEMPLETON DEVELOPING MARKETS TRUST
                              CROSS-REFERENCE SHEET
                                    FORM N-1A

                                     PART B

                                  ADVISOR CLASS

                       STATEMENT OF ADDITIONAL INFORMATION

N-1A                                                LOCATION IN
ITEM NO.         ITEM                               REGISTRATION STATEMENT

 10               Cover Page                          Cover Page

 11               Table of Contents                  Table of Contents

 12               General Information and            Not Applicable
                  History

 13               Investment Objectives and          "How Does the Fund Invest Its Assets?";
                  Policies                           "Investment Restrictions"; "What Are the
                                                     Fund's Potential Risks?"

 14               Management of the                  "Officers and Trustees"; "Investment
                  Registrant                         Management and Other Services"

 15               Control Persons and                "Officers and Trustees"; "Investment
                  Principal Holders of               Management and Other Services"; "Miscellaneous
                  Securities                         Information?"

 16               Investment Advisory and            "Investment Management and Other Services";
                  Other Services                     "The Fund's Underwriter"

 17               Brokerage Allocation and           "How Does the Fund Buy Securities
                  Other Practices                    For Its Portfolio?"

 18               Capital Stock and Other            "Miscellaneous Information"; See Prospectus
                  Securities                         "How Is The Fund Organized?"

 19               Purchase, Redemption and           "How Do I Buy, Sell and Exchange Shares?";
                  Pricing of Securities              "How Are Fund Shares Valued?";
                  Being Offered                      "Financial Statements"

 20               Tax Status                        "Additional Information on Distributions
                                                    and Taxes"

 21               Underwriters                      "The Fund's Underwriter"

 22               Calculation of Performance        "How Does the Fund Measure Performance?"
                  Data

 23               Financial Statements               Financial Statement



                                     PART A

                              CLASS I AND CLASS II
                                   PROSPECTUS

                            PROSPECTUS & APPLICATION


                                   TEMPLETON
                              DEVELOPING MARKETS
                                   TRUST

                                  MAY 1, 1997


                       INVESTMENT STRATEGY: GLOBAL GROWTH

                     [FRANKLIN TEMPLTEON LOGO APPEARS HERE]



- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 This prospectus describes Class I and Class II shares of Templeton Developing Markets Trust (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

 The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.

 THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN SECURITIES OF ISSUERS OF COUNTRIES HAVING DEVELOPING MARKETS. INVESTMENT IN SUCH SECURITIES INVOLVES CERTAIN CONSIDERATIONS WHICH ARE NOT NORMALLY INVOLVED IN INVESTMENT IN SECURITIES OF U.S. COMPANIES, AND AN INVESTMENT IN THE FUND MAY BE CONSIDERED SPECULATIVE. THE FUND MAY BORROW MONEY FOR INVESTMENT PURPOSES, WHICH MAY INVOLVE GREATER RISK AND ADDITIONAL COSTS TO THE FUND. IN ADDITION, THE FUND MAY INVEST UP TO 10% OF ITS ASSETS IN RESTRICTED SECURITIES, WHICH MAY INVOLVE GREATER RISK AND INCREASED FUND EXPENSES. SEE "WHAT ARE THE FUND'S POTENTIAL RISKS?"

 The Fund has a Statement of Additional Information ("SAI") for its Class I and Class II shares, dated May 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.


 SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

 LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 This prospectus is not an offering of the securities herein described in any state, jurisdiction or country in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.


 When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                      This page intentionally left blank.

TEMPLETON
DEVELOPING
MARKETS
TRUST


-------------------------------------------------------------------------------
May 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.




TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary.............................................................   2
Financial Highlights........................................................   4
How does the Fund Invest its Assets?........................................   5
What are the Fund's Potential Risks?........................................  12
Who Manages the Fund?.......................................................  16
How does the Fund Measure Performance?......................................  18
How Taxation Affects the Fund and its Shareholders..........................  18
How is the Fund Organized?..................................................  19
ABOUT YOUR ACCOUNT
How Do I Buy Shares?........................................................  21
May I Exchange Shares for Shares of Another Fund?...........................  28
How Do I Sell Shares?.......................................................  31
What Distributions Might I Receive from the Fund?...........................  34
Transaction Procedures and Special Requirements.............................  35
Services to Help You Manage Your Account....................................  39
What If I Have Questions About My Account?..................................  41
GLOSSARY
Useful Terms and Definitions................................................  42


700 Central Avenue
P.O. Box 33030
St. Petersburg, FL 33733-8030

1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended December 31, 1996. The Fund's actual expenses may vary.

A.SHAREHOLDER TRANSACTION EXPENSES+                        CLASS I  CLASS II
 Maximum Sales Charge (as a percentage of Offering Price)   5.75%    1.99%
 Paid at time of purchase                                   5.75%++  1.00%+++
 Paid at redemption++++                                       NONE   0.99%
B.ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Management Fees                                            1.25%    1.25%
 Rule 12b-1 Fees                                            0.29%*   1.00%*
 Other Expenses                                             0.49%    0.49%
                                                           -------- ---------
 Total Fund Operating Expenses                              2.03%    2.74%
                                                           -------- ---------

C.EXAMPLE

  Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                     1 Year                 3 Years                 5 Years                 10 Years
  --------------------------------------------------------------------------------------------------
   CLASS I           $77**                  $117                    $161                    $280
   CLASS II          $47                    $94                     $154                    $314

  For the same Class II investment, you would pay projected expenses of $37 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class I shares.
+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares?--Deciding Which Class to Buy."


++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares?--Contingent Deferred Sales Charge" for details.


2 . Templeton Developing Markets Trust

*This fee may not exceed 0.35% for Class I. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

**Assumes a Contingent Deferred Sales Charge will not apply.


                                          Templeton Developing Markets Trust . 3

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen, LLP, the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


CLASS I SHARES


 Year Ended December 31           1996        1995        1994        1993      1992  1991/1/
-------------------------------------------------------------------------------------------------
 Per Share Operating
  Performance
 (For a share outstanding
  throughout the period)
 Net asset value,
  beginning of period       $    13.01  $    13.42  $    15.27  $     8.86  $  10.02  $ 10.00
                            ----------  ----------  ----------  ----------  --------  -------
 Income from investment
  operations:
 Net investment income             .16         .21         .14         .04       .08      .01
 Net realized and
  unrealized gain (loss)          2.75        (.18)      (1.44)       6.55     (1.06)     .03
                            ----------  ----------  ----------  ----------  --------  -------
 Total from investment
  operations                      2.91         .03       (1.30)       6.59      (.98)     .04
                            ----------  ----------  ----------  ----------  --------  -------
 Distributions:
 Dividends from net
  investment income               (.17)       (.20)       (.12)       (.05)     (.07)    (.01)
 Amount in excess of net
  investment income               (.01)         --          --          --       ---       --
 Distributions from net
  realized gains                  (.34)       (.24)       (.43)       (.13)     (.11)     ---
 Distributions from other
  sources                           --          --          --          --        --     (.01)
                            ----------  ----------  ----------  ----------  --------  -------
 Total distributions              (.52)       (.44)       (.55)       (.18)     (.18)    (.02)
                            ----------  ----------  ----------  ----------  --------  -------
 Change in net asset
  value                           2.39        (.41)      (1.85)       6.41     (1.16)     .02
                            ----------  ----------  ----------  ----------  --------  -------
 Net asset value, end of
  period                    $    15.40  $    13.01  $    13.42  $    15.27  $   8.86  $ 10.02
                            ==========  ==========  ==========  ==========  ========  =======
 Total Return2                   22.51%        .36%     (8.64)%      74.50%   (9.75)%     .40%
 Ratios/supplemental data
 Net assets, end of
  period (000)              $3,308,753  $2,147,664  $2,009,154  $1,396,392  $180,189  $23,744
 Ratio of expenses to
  average net assets              2.03%       2.10%       2.11%       2.20%     2.52%    3.78%/3/
 Ratio of expenses, net
  of reimbursement, to
  average net assets              2.03%       2.10%       2.11%       2.20%     2.25%    2.25%/3/
 Ratio of net investment
  income to average net
  assets                          1.16%       1.66%       1.08%        .57%     1.30%     .86%/3/
 Portfolio turnover rate         12.47%       9.76%      18.57%      16.01%    21.98%     ---
 Average commission rate
  paid (per share)          $    .0024


/1/For the period October 17, 1991 (commencement of operations) to December 31, 1991.
/2/Total return does not reflect sales commissions. Not annualized for periods of less than one year.
/3/Annualized.

4 . Templeton Developing Markets Trust

CLASS II SHARES

 Year Ended December 31        1996  1995/1/
------------------------------------------------
 Per Share Operating
  Performance
 (For a share outstanding
  throughout the period)
 Net asset value,
  beginning of period      $  12.95  $ 13.10
                           --------  -------
 Income from investment
  operations:
 Net investment income          .17      .02
 Net realized and
  unrealized gain (loss)       2.60      .19
                           --------  -------
 Total from investment
  operations                   2.77      .21
                           --------  -------
 Distributions:
 Dividends from net
  investment income            (.10)    (.18)
 Amount in excess of net
  investment income            (.01)      --
 Distributions from net
  realized gains               (.34)    (.18)
                           --------  -------
 Total distributions           (.45)    (.36)
                           --------  -------
 Change in net asset
  value                        2.32     (.15)
                           --------  -------
 Net asset value, end of
  period                   $  15.27  $ 12.95
                           ========  =======
 TOTAL RETURN2                21.58%    1.70%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000)             $226,629  $41,012
 Ratio of expenses to
  average net assets           2.74%    2.73%/3/
 Ratio of net investment
  income to average net
  assets                        .33%     .19%/3/
 Portfolio turnover rate      12.47%    9.76%
 Average commission rate
  paid (per share)         $  .0024


/1/For the period May 1, 1995 (commencement of sales) through December 31,
1995.
/2/Total Return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods less than one year.
/3/Annualized.

HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities of issuers in countries having developing markets. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


It is currently expected that under normal conditions at least 65% of the Fund's total assets will be invested in developing market equity securities. The Fund and TAML may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.

                                          Templeton Developing Markets Trust . 5

The Fund considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, the countries not in this category include Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the U.S., Sweden, Finland, Norway, Japan, Iceland, Luxembourg and Switzerland. In addition, as used in this prospectus, developing market equity securities means
(i) equity securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in developing market countries or sales made in developing market countries or (iii) equity securities of companies organized under the laws of, and with a principal office in, a developing market country. "Equity securities," as used in this prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). Determinations as to eligibility will be made by TAML based on publicly available information and inquiries made to the companies. (See "What are the Fund's Potential Risks?" for a discussion of the nature of information publicly available for non-U.S. companies.) The Fund will at all times, except during defensive periods, maintain investments in at least three countries having developing markets.

The Fund seeks to benefit from economic and other developments in developing markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature developing markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.


6 . Templeton Developing Markets Trust

For capital appreciation, the Fund may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances and which may include structured investments) which are rated at least C by Moody's or C by S&P or unrated debt securities deemed to be of comparable quality by TAML. See "What are the Fund's Potential Risks?" As an operating policy, which may be changed by the Board, the Fund will not invest more than 5% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible.

The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, the Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency exchange contracts, and futures contracts and related options. When deemed appropriate by TAML, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "How does the Fund Invest its Assets?" in the SAI.

When TAML believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Types of Securities in which the Fund May Invest--Temporary Investments."

The Fund does not emphasize short-term trading profits and usually expects to have an annual portfolio turnover rate not exceeding 50%.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund is authorized to use the various securities and investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.


                                          Templeton Developing Markets Trust . 7

TEMPORARY INVESTMENTS. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A by S&P or, if unrated, of comparable quality as determined by TAML; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.


BORROWING. The Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's Net Asset Value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.


LOANS OF PORTFOLIO SECURITIES. The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.


8 . Templeton Developing Markets Trust

Options on Securities or Indices. The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option to generate income, and will do so only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with a value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. The Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.


The Fund will generally enter into forward contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when TAML believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such


                                          Templeton Developing Markets Trust . 9
foreign currency. This second investment practice is generally referred to as "cross-hedging." The Fund will not enter into forward contracts if, as a result, the Fund will have more than 20% of its total assets committed to the consummation of such contracts. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.


The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

CLOSED-END INVESTMENT COMPANIES. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, the Fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain developing markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their Net Asset Values. If the Fund acquires shares of closed-end investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

FUTURES CONTRACTS. For hedging purposes only, the Fund may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract

10 . Templeton Developing Markets Trust
on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How does the Fund Invest its Assets?--Futures Contracts" in the SAI. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. The value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund.


REPURCHASE AGREEMENTS. For temporary defensive purposes and for cash management purposes, the Fund may enter into repurchase agreements with U.S. banks and broker-dealers. Under a repurchase agreement the Fund acquires a security from a U.S. bank or a registered broker-dealer who simultaneously agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in its ability to dispose of the underlying security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.


DEPOSITARY RECEIPTS. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be

                                         Templeton Developing Markets Trust . 11
directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

OTHER POLICIES AND RESTRICTIONS. The fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?

You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, you may anticipate that the value of the shares of the Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of the shares of the Fund. Changes in currency valuations will also affect the price of the shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may occur unpredictably in the future. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by TAML will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.


The Fund has the right to purchase securities in any foreign country, developed or developing. You should consider carefully the substantial risks involved in

12 . Templeton Developing Markets Trust
investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets. See "What are the Fund's Potential Risks?" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investment in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of income and dividends at the source. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.


Brokerage commissions, custodial services, and other costs relating to investment in developing markets are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of

                                         Templeton Developing Markets Trust . 13
foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. For a discussion of special risks, see "What are the Fund's Potential Risks?" in the SAI.


As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What are the Fund's Potential Risks?" in the SAI.

The Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange transactions (to cover service charges) will be incurred when the Fund converts assets from one currency to another.


The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and C by S&P, and between Baa and C

14 . Templeton Developing Markets Trust
by Moody's or, if unrated, are of equivalent investment quality as determined by TAML. As an operating policy, which may be changed by the Board without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. See "How does the Fund Invest its Assets?--Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities, commonly known as junk bonds, are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default.


Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by TAML to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of TAML, the issuer may resume interest payments in the near future. As a fundamental policy, the Fund will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's Net Asset Value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in the Fund's portfolio. Successful use of futures or options contracts is further dependent on TAML's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or securities indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity,

                                         Templeton Developing Markets Trust . 15
while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the prospectus and in the SAI.

WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. TAML manages the Fund's assets and makes its investment decisions. TAML also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, TAML and its affiliates manage over $188 billion in assets. The Templeton organization has been investing globally since 1940. TAML and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Korea, Luxembourg, Poland, Russia, Singapore, South Africa, Taiwan, United Kingdom, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

PORTFOLIO MANAGEMENT. The lead portfolio manager for the Fund since its inception is Dr. J. Mark Mobius. Dr. Mobius is managing director of TAML. In addition, Dr. Mobius serves as a director and/or officer of many other funds within the Franklin Templeton Group of Funds and many investment advisory subsidiaries of Resources. He holds a BA in fine arts from Boston University, an MA in mass communications from Boston University, and a PhD in economics from the Massachusetts Institute of Technology. Prior to joining the Templeton organization in 1987, Dr. Mobius was president of the International Investment Trust Company Limited (investment manager of Taiwan, R.O.C. Fund) (1986-1987) and a director of Vickers da Costa, Hong Kong (an international securities firm) (1983-1986). Dr. Mobius began working in Vickers da Costa's Hong Kong office in 1980 and moved to Taiwan in 1983 to open the firm's office there and to direct operations in India, Indonesia, Thailand, the Philippines, and Korea. Before joining Vickers da Costa, Dr. Mobius operated his own consulting firm in Hong Kong from 1970 until 1980.

16 . Templeton Developing Markets Trust

Allan Lam and Tom Wu have secondary portfolio management responsibilities for the Fund. Mr. Lam holds a BA in accounting from Rutgers University. Prior to joining the Templeton organization in 1987, he worked as an auditor with two international accounting firms in Hong Kong: Deloitte Haskins & Sells CPA and KPMG Peat Marwick CPA. Mr. Wu is a director of TAML. He holds a BSS in economics from the University of Hong Kong and an MBA in finance from the University of Oregon. Prior to joining the Templeton organization in 1987, Mr. Wu worked as an investment analyst, specializing in Hong Kong companies, with Vickers da Costa. Further information concerning TAML is included under the heading "Investment Management and Other Services" in the SAI.

MANAGEMENT FEES. During the fiscal year ended December 31, 1996, management fees totaling 1.25% of the average daily net assets of the Fund were paid to TAML. Total expenses, including fees paid to TAML, were 2.03% for Class I and 2.74% for Class II.

PORTFOLIO TRANSACTIONS. TAML tries to obtain the best execution on all transactions. If TAML believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the Fund. Prior to October 1, 1996, the Fund's Administrator was Templeton Global Investors, Inc. During the fiscal year ended December 31, 1996, administration fees totaling 0.09% of the average daily net assets of the Fund were paid. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.


The Rule 12b-1 Plans


Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for activities primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Payments by the Fund under the Class I plan may not exceed 0.35% per year of Class I's average daily net assets. Expenses not reimbursed in any quarter may be reimbursed in future quarters or years. This includes expenses not reimbursed

                                         Templeton Developing Markets Trust . 17
because they exceeded the applicable limit under the plan. As of December 31, 1996, there were no unreimbursed expenses under the Class I plan. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.


Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, each class of the Fund advertises its performance. The more commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.


HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

18 . Templeton Developing Markets Trust

The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to shareholders substantially all of its net investment income and realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to shareholders of record on a date in such month and paid during the following January will be treated as having been received by shareholders on December 31 in the year such distributions were declared. The Fund will inform shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund shares generally will give rise to taxable gain or loss.

HOW IS THE FUND ORGANIZED?


The Fund is a diversified, open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on August 9, 1991, and is registered with the SEC under the 1940 Act. As of January 1, 1997, the Fund began offering a new class of shares designated Templeton Developing Markets Trust--Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Templeton Developing Market Trust--Class I and Templeton Developing Markets Trust--Class
II. Additional classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act.


The Fund has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Fund does not intend to hold annual shareholder meetings. It may hold special meetings, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or for the

                                         Templeton Developing Markets Trust . 19
purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.


20 . Templeton Developing Markets Trust

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. Please indicate which class of shares you want to buy. If you do not specify a class, your purchase will be automatically invested in Class I shares.

                      MINIMUM
                    Investments*
--------------------------------
To Open Your
  Account..........     $100
To Add to Your
  Account..........     $ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares. Currently, the Fund does not allow investments by Market Timers.

DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. If you plan to buy $1 million or more in a single payment or you qualify to buy Class I shares without a sales charge, you may not buy Class II shares.

Generally, you should consider buying Class I shares if:

 . you expect to invest in the Fund over the long term;

 . you qualify to buy Class I shares at a reduced sales charge; or

 . you plan to buy $1 million or more over time.

You should consider Class II shares if:

 . you expect to invest less than $50,000 in the Franklin Templeton Funds; and

 . you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

                                         Templeton Developing Markets Trust . 21

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                                              TOTAL SALES CHARGE
                                              AS A PERCENTAGE OF   AMOUNT PAID
                                              ------------------- TO DEALER AS A
AMOUNT OF PURCHASE                            OFFERING NET AMOUNT PERCENTAGE OF
AT OFFERING PRICE                              PRICE    INVESTED  OFFERING PRICE
--------------------------------------------------------------------------------
CLASS I


Under $50,000................................  5.75%     6.10%        5.00%


$50,000 but less than $100,000...............  4.50%     4.71%        3.75%
$100,000 but less than $250,000..............  3.50%     3.63%        2.80%
$250,000 but less than $500,000..............  2.50%     2.56%        2.00%
$500,000 but less than $1,000,000............  2.00%     2.04%        1.60%
$1,000,000 or more*..........................   None      None         None
CLASS II
Under $1,000,000*............................  1.00%     1.01%        1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? -
 Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."

SALES CHARGE REDUCTIONS AND WAIVERS

 . IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR
  WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

22 . Templeton Developing Markets Trust

CUMULATIVE QUANTITY DISCOUNTS - Class I Only. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

 . You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

 . You give Distributors a security interest in the reserved shares and appoint
  Distributors as attorney-in-fact.

 . Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

 . Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

                                         Templeton Developing Markets Trust . 23

A qualified group is one that:

 . Was formed at least six months ago,

 . Has a purpose other than buying Fund shares at a discount,

 . Has more than 10 members,

 . Can arrange for meetings between our representatives and group members,


 . Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


 . Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

 . Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

SALES CHARGE WAIVERS. The Fund's sales charges (front-end and contingent deferred) will not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges will not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

 1. Dividend and capital gain distributions from any Franklin Templeton Fund or a REIT sponsored or advised by Franklin Properties, Inc.

 2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds.

 3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.

24 . Templeton Developing Markets Trust

 4. Redemptions from any Franklin Templeton Fund if you:

  . Originally paid a sales charge on the shares,

  . Reinvest the money within 365 days of the redemption date, and

  . Reinvest the money in the same class of shares.

  An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.

  If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.


 5. Redemptions from other mutual funds. - This waiver category is only effective with respect to purchases of Fund shares made prior to June 1, 1997.

  If you sold shares of a fund that is not a Franklin Templeton Fund within the past 60 days, you may invest the proceeds without any sales charge if
  (a) the investment objectives were similar to the Fund's, and (b) your shares in that fund were subject to any front-end or contingent deferred sales charges at the time of purchase. You must provide a copy of the statement showing your redemption, and purchase of the Fund's shares prior to June 1, 1997.


The Fund's sales charges will also not apply to Class I purchases by:


 6. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 7. Group annuity separate accounts offered to retirement plans.

 8. Chilean retirement plans that meet the requirements described under "Retirement Plans" below.


                                         Templeton Developing Markets Trust . 25

  9. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.


 10. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs.


 11. Registered Securities Dealers and their affiliates, for their investment accounts only.

 12. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer.

 13. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies.

 14. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer.

 15. Accounts managed by the Franklin Templeton Group.

 16. Certain unit investment trusts and their holders reinvesting distributions from the trusts.


RETIREMENT PLANS. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or
(iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPS, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases - Class I Only" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

Any retirement plan that does not meet the requirements to buy Class I shares without a front-end sales charge and that was shareholder of the Fund on or before February 1, 1995, may buy shares of the Fund subject to a maximum sales charge of 4% of the Offering Price, 3.2% of which will be retained by Securities Dealers.


26 . Templeton Developing Markets Trust

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Class II purchases - up to 1% of the purchase price.

2. Class I purchases of $1 million or more - up to 1% of the amount invested.

3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers -
    Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

                                         Templeton Developing Markets Trust . 27

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


 Method              Steps to Follow
---------------------------------------------------------------------------
 BY MAIL             1. Send us written instructions signed by all account
                        owners
                     2. Include any outstanding share certificates for the
                        shares you're exchanging
---------------------------------------------------------------------------
 BY PHONE            Call Shareholder Services or TeleFACTS(R)
                     If you do not want the ability to exchange by phone to
                     apply to your account, please let us know.
---------------------------------------------------------------------------
 THROUGH YOUR DEALER Call your investment representative
---------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of

28 . Templeton Developing Markets Trust
the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"

CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.

CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.

Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

                                         Templeton Developing Markets Trust . 29

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


 . You may only exchange shares within the same class, except as noted below.

 . The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."


 . Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

 . The fund you are exchanging into must be eligible for sale in your state.

 . We may modify or discontinue our exchange policy if we give you 60 days' written notice.

 . Currently, the Fund does not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

The Fund offers a class of shares designated "Advisor Class," which is described in a separate prospectus. If you do not qualify to buy Advisor Class shares of the Fund, but you own Advisor Class shares of another Franklin Templeton Fund, you may exchange those Advisor Class shares for Class I shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Beginning on or about May 27, 1997, certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


30 . Templeton Developing Markets Trust

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

 METHOD              STEPS TO FOLLOW
------------------------------------------------------------------------------

 BY MAIL             1. Send us written instructions signed by all account
                        owners for the shares you are selling
                     2. Include any outstanding share certificates


                     3. Provide a signature guarantee if required


                     4. Corporate, partnership and trust accounts may need to
                        send additional documents. Accounts under court jurisdiction may have other requirements.


------------------------------------------------------------------------------
 BY WIRE             1. You must sign up for the wire feature before using it.
 (Available for         To sign up, send us written instructions, with a
 requests of $1,000,    signature guarantee. To avoid any delay in processing,
 up to $50,000)         the instructions should include:
                     . The name, address and telephone number of the bank
                       where you want the proceeds sent
                     . Your bank account number
                     . The Federal Reserve ABA routing number
                     . If you are using a savings and loan or credit union,
                       the name of the corresponding bank and the account num-
                       ber
                     2. Call Shareholder Services for wire instructions
                     3. If we receive your request in proper form before 1:00
                        p.m. Pacific time, your wire payment will be sent the
                        next business day. For requests received in proper
                        form after 1:00 p.m. Pacific time, the payment will be
                        sent the second business day.
                     You may have redemption proceeds wired to an escrow
                     account without preauthorized instructions.
------------------------------------------------------------------------------
 BY PHONE            Call Shareholder Services
                     Telephone requests will be accepted


                     . If the request is $50,000 or less. Institutional ac-
                       counts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.
                     . If there are no share certificates issued for the
                       shares you want to sell or you have already returned them to the Fund




                                         Templeton Developing Markets Trust . 31

                     . Unless you are selling shares in a Trust Company
                       retirement plan account


                     . Unless the address on your account was changed by phone
                       within the last 15 days
                     . If you do not want the ability to redeem by phone to
                       apply to your account, please let us know. If you later decide you would like this option, send us written instructions, with a signature guarantee.


------------------------------------------------------------------------------
 THROUGH YOUR DEALER Call your investment representative
------------------------------------------------------------------------------


If you redeem your shares by mail or phone, we will send your redemption check within seven days after we receive your request in proper form. If you would like the check to be sent to an address other than the address of record or to be made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, however, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

CONTINGENT DEFERRED SALES CHARGE


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter

32 . Templeton Developing Markets Trust
of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

Waivers. We waive the Contingent Deferred Sales Charge for:

 . Exchanges

 . Account fees

 . Sales of shares purchased pursuant to a sales charge waiver


 . Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or
  (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"


 . Redemptions by the Fund when an account falls below the minimum required account size

 . Redemptions following the death of the shareholder or beneficial owner

 . Redemptions through a systematic withdrawal plan set up before February 1,
  1995


 . Redemptions through a systematic withdrawal plan set up on or after February
  1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you

                                         Templeton Developing Markets Trust . 33
 can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.


 . Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

 . Tax-free returns of excess contributions from employee benefit plans

 . Distributions from employee benefit plans, including those due to termination or plan transfer


 . Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect

 . Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans



WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. Buy additional shares of the Fund - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, dividend distributions, or both. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

34 . Templeton Developing Markets Trust

3. Receive distributions in cash - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. PLEASE ALLOW AT LEAST SEVEN DAYS BEFORE THE RECORD DATE FOR US TO PROCESS THE NEW OPTION.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.


The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


                                         Templeton Developing Markets Trust . 35

PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

 . Your name,

 . The Fund's name,

 . The class of shares,

 . A description of the request,

 . For exchanges, the name of the fund you're exchanging into,

 . Your account number,

 . The dollar amount or number of shares, and

 . A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. YOU SHOULD BE ABLE TO OBTAIN A SIGNATURE GUARANTEE FROM A BANK, BROKER, CREDIT UNION, SAVINGS ASSOCIATION, CLEARING AGENCY, OR SECURITIES EXCHANGE OR ASSOCIATION. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


36 . Templeton Developing Markets Trust

SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS


You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.


To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.


                                         Templeton Developing Markets Trust . 37

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

 TYPE OF ACCOUNT      DOCUMENTS REQUIRED
----------------------------------------------------------------------------
 CORPORATION          Corporate Resolution
----------------------------------------------------------------------------
 PARTNERSHIP          1. The pages from the partnership agreement that
                         identify the general partners, or
                      2. A certification for a partnership agreement
----------------------------------------------------------------------------
 TRUST                1. The pages from the trust document that identify the
                         trustees, or
                      2. A certification for trust
----------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

ELECTRONIC INSTRUCTIONS. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic

38 . Templeton Developing Markets Trust
instructions. We will accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual

                                         Templeton Developing Markets Trust . 39
basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares?-- Systematic Withdrawal Plan" in the SAI for more information.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

 . obtain information about your account;

 . obtain price and performance information about any Franklin Templeton Fund;

 . exchange shares between identically registered Franklin accounts; and

 . request duplicate statements and deposit slips for Franklin accounts.


You will need the code number for each class to use TeleFACTS. The code number is 711 for Class I and 791 for Class II.


40 . Templeton Developing Markets Trust

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

 . Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

 . Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 700 Central Avenue, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The Fund and Distributors are also located at this address. TAML is located at Two Exchange Square, Hong Kong. You may also contact us by phone at one of the numbers listed below.


                                               HOURS OF OPERATION (EASTERN TIME)
DEPARTMENT NAME           TELEPHONE NO.        (MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services      1-800/632-2301       8:30 a.m. to 8:00 p.m.
Dealer Services           1-800/524-4040       8:30 a.m. to 8:00 p.m.
Fund Information          1-800/DIAL BEN       8:30 a.m. to 11:00 p.m.


                          (1-800/342-5236)     9:30 a.m. to 5:30 p.m. (Saturday)


Retirement Plans          1-800/527-2020       8:30 a.m. to 8:00 p.m.
Institutional Services    1-800/321-8563       9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)    1-800/851-0637       8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

                                         Templeton Developing Markets Trust . 41

GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

BOARD - The Board of Trustees of the Fund

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


42 . Templeton Developing Markets Trust

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II.


QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.


REIT - Real Estate Investment Trust

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc.


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

                                         Templeton Developing Markets Trust . 43

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code


TAML - Templeton Asset Management Ltd. - Hong Kong Branch, the Fund's investment manager


TELEFACTS(R) - Franklin Templeton's automated customer servicing system

TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


44 . Templeton Developing Markets Trust

Instructions and Important Notice

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

General. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.

Obtaining A Number. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

What SSN/TIN to Give. Please refer to the following guidelines:

Account Type         Give SSN of   Account Type     Give Employer ID # of
-------------------------------------------------------------------------
 .Individual          Individual    . Trust,           Trust, Estate,
                                     Estate, or       or Pension Plan
                                     Pension Plan     Trust
                                     Trust
-------------------------------------------------------------------------
 .Joint Individual    Owner who     . Corporation,     Corporation,
                     will            Partnership,     Partnership, or
                     be paying tax   or               other
                     or              other            organization
                     first-named     organization
                     individual
-------------------------------------------------------------------------
 .Unif. Gift/         Minor         . Broker           Broker nominee
  Transfer to Minor                  nominee
-------------------------------------------------------------------------
 .Sole Proprietor     Owner of
                     business
-------------------------------------------------------------------------
 .Legal Guardian      Ward, Minor,
                     or
                     Incompetent
-------------------------------------------------------------------------

Exempt Recipients. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients include:


   A corporation              A real estate investment
                              trust
   A financial institution    A common trust fund
                              operated by a bank under
                              section 584(a)
   An organization exempt     An exempt charitable
   from tax under section     remainder trust or a non-
   501(a), or an individual   exempt trust described in
   retirement plan            section 4947(a)(1)
   A registered dealer in     An entity registered at
   securities or commodities  all times under the
   registered in the U.S. or  Investment Company Act of
   a U.S. possession          1940


                                         Templeton Developing Markets Trust . 45

IRS PENALTIES. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

EXEMPT FOREIGN PERSON. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S. (or your transactions are exempt from U.S. taxes under a tax treaty).

PERMANENT ADDRESS. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

46 . Templeton Developing Markets Trust

NOTICE OF CHANGE IN STATUS. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that (1) the tax payer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.


WHEN TO FILE. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.

HOW OFTEN YOU MUST FILE. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

                                         Templeton Developing Markets Trust . 47

                       RESOLUTION SUPPORTING AUTHORITY OF
                       CORPORATE/ASSOCIATION SHAREHOLDER
--------------------------------------------------------------------------------

INSTRUCTION:

It will be necessary for corporate/association shareholders to provide a certified copy of a resolution or other certificate of authority supporting the authority of designated officers of the corporation/association to issue oral and written instruction on behalf of the corporation/association for the purchase, sale (redemption), transfer and/or exchange of Franklin Templeton Fund shares. You may use the following form of resolution or you may prefer to use your own.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected ______________ of ______________________________________________________________
    Title                                          Corporate Name
a ______________________ organized under the laws of the State of
   Type of Organization
______________ and that the following is a true and correct copy
      State
of a resolution adopted by the Board of Directors by unanimus written consent
(a copy of which is attached) or at a meeting duly called and held on _________ ,19__.

  "RESOLVED that ___________________________________________________________
                                   Name of Corporation/Association
  (the "Company") is authorized to invest the Company's assets in one or more investment companies (mutual funds) whose shares are distributed by Franklin/Templeton Distributors, Inc. ("Distributors"). Each such investment company, or series thereof, is referred to as a "Franklin Templeton Fund" or "Fund."

  FURTHER RESOLVED, that any (enter number) ________________________ of the following officers of this Company (acting alone, if one, or acting together, if more than one) is/are authorized to issue oral or written instructions (including the signing of drafts in the case of draft accessed money fund accounts) on behalf of the Company for the purchase, sale (redemption), transfer and/or exchange of Fund shares and to execute any Fund application(s) and agreements pertaining to Fund shares registered or to be registered to the Company (referred to as a "Company Instruction"); and, that this authority shall continue until Franklin/Templeton Investor Services, Inc. ("Investor Services") receives written notice of revocation or amendment delivered by registered mail. The Company's officers authorized to act on behalf of the Company under this resolution are (enter officers titles only):_________________________
  __________________________________________________________________________
  __________________________________________________________________________
  (referred to as the "Authorized Officers").

48 . Templeton Developing Markets Trust

  FURTHER RESOLVED, that Investor Services may rely on the most recently provided incumbency certificate delivered by the Company to Investor Services to identify those individuals who are the incumbent Authorized Officers and that Investor Services shall have no independent duty to determine if there has been any change in the individuals serving as incumbent Authorized Officers.

  FURTHER RESOLVED, that the Company ("Indemnitor") undertakes and agrees to indemnify and hold harmless Distributors, each affiliate of Distributors, each Franklin Templeton fund and their officers, employees and agents (referred to hereafter collectively as the "Indemnitees") from and against any and all liability, loss, suits, claims, costs, damages and expenses of whatever amount and whatever nature (including without limitation reasonable attorneys' fees, whether for consultation and advice or representation in litigation at both the trial and appellate level) any Indemnitee may sustain or incur by reason of, in consequence of, or arising from or in connection with any action taken or not taken by an Indemnitee in good faith reliance on a Company Instruction given as authorized under this resolution."

The undersigned further certifies that the below named persons, whose signatures appear opposite their names, are the incumbent Authorized Officers (as that term is defined in the above resolution) who have been duly elected to the office identified beside their name(s) (attach additional list if necessary).


                                      X
-----------------------------------   -----------------------------------
Name/title (please print or type)     Signature
                                      X
-----------------------------------   -----------------------------------
Name/title (please print or type)     Signature
                                      X
-----------------------------------   -----------------------------------
Name/title (please print or type)     Signature
                                      X
-----------------------------------   -----------------------------------
Name/title (please print or type)     Signature
Certified from minutes
X
--------------------------------------------------------------------------------
Signature
--------------------------------------------------------------------------------
Name/title (please print or type)

CORPORATE SEAL (if appropriate)

                                         Templeton Developing Markets Trust . 49

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50 . Templeton Developing Markets Trust

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                                         Templeton Developing Markets Trust . 51

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52 . Templeton Developing Markets Trust

                      This page intentionally left blank.

                                         Templeton Developing Markets Trust . 53

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST p Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.


GLOBAL GROWTH


Franklin Global Health Care Fund


Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund


GLOBAL GROWTH AND INCOME


Franklin Global Utilities Fund
Franklin Templeton German Government Bond Fund
Franklin Templeton Global Currency Fund

Mutual European Fund


Templeton Global Bond Fund
Templeton Growth and Income Fund


GLOBAL INCOME


Franklin Global Government Income Fund
Franklin Templeton Hard Currency Fund
Franklin Templeton High Income Currency Fund
Templeton Americas Government Securities Fund

GROWTH
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

Mutual Discovery Fund


GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund

Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

Templeton American Trust, Inc.


FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME

Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund

Franklin's AGE High Income Fund

Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin U.S. Government Securities Fund
Franklin Money Fund
Franklin Federal Money Fund



FOR CORPORATIONS:
Franklin Corporate Qualified Dividend Fund

FRANKLIN FUNDS
SEEKING TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS
SEEKING TAX-FREE INCOME
Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**


VARIABLE ANNUITIES+
Franklin Valuemark*

Franklin Templeton Valuemark Income Plus (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.


+Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.


FGF 02/97      [LOGO OF PRINTED ON RECYCLED PAPER APPEARS HERE]    TL711 P 05/97

                                     PART A

                                 ADVISOR CLASS
                                   PROSPECTUS

                            PROSPECTUS & APPLICATION



                              TEMPLETON DEVELOPING

                                 MARKETS TRUST


                                  MAY 1, 1997


                       INVESTMENT STRATEGY: GLOBAL GROWTH

                                   ADVISOR


                     [FRANKLIN TEMPLETON LOGO APPEARS HERE]





This prospectus describes the Advisor Class shares of Templeton Developing Markets Trust (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund currently offers other clasees of shares with different sales charge and expense structure, which affect performance. These classes are described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.



The Fund seeks long-term capital apprecation by investing in securities of issuers of countries having developing markets. Investment in such securities involves certain considerations which are not normally involved in investment in securities of U.S. companies, and an investment in the Fund may be considered speculative. The Fund may borrow money for investment purposes, which may involve greater risk and additional costs to the Fund. In addition, the Fund may invest up to 10% of its assets in restricted securities, which may involve greater risk and increased Fund expenses. See "What Are the Fund's Potential Risks?"


The Fund has a Statement of Addiitonal Information ("SAI") for its Advisor Class, dated May 1, 1997, which may be amended from time to time. Includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATES SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   TEMPLETON
                                   DEVELOPING
                                 MARKETS TRUST



           THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN
                 DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY
                    IN WHICH THE OFFERING IS NOT AUTHORIZED.
              NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSONS IS
         AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS
             OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER
                 INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

TEMPLETON
DEVELOPING
MARKETS TRUST -
ADVISOR CLASS
-------------------------------------------------------------------------------
May 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.



TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary.............................................................   2
Financial Highlights........................................................   2
How does the Fund Invest its Assets?........................................   3
What are the Fund's Potential Risks?........................................   9
Who Manages the Fund?.......................................................  13
How does the Fund Measure Performance?......................................  15
How Taxation Affects the Fund and its Shareholders..........................  15
How is the Fund Organized?..................................................  16
ABOUT YOUR ACCOUNT
How Do I Buy Shares?........................................................  17
May I Exchange Shares for Shares of Another Fund?...........................  18
How Do I Sell Shares?.......................................................  20
What Distributions Might I Receive from the Fund?...........................  22
Transaction Procedures and Special Requirements.............................  23
Services to Help You Manage Your Account....................................  27
What If I Have Questions About My Account?..................................  29
GLOSSARY
Useful Terms and Definitions................................................  30





700 Central Avenue
P.O. Box 33030
St. Petersburg, FL 33733-8030
1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. Since Advisor Class shares were not offered until January 1, 1997, the table is based on the historical expenses of the Fund's Class I shares for the fiscal year ended December 31, 1996. The Fund's actual expenses may vary.

 A.   SHAREHOLDER TRANSACTION EXPENSES+
      Maximum Sales Charge Imposed on Purchases   NONE
 B.   ANNUAL FUND OPERATING EXPENSES
        (AS A PERCENTAGE OF AVERAGE NET ASSETS)
      Management Fees                             1.25%
      Rule 12b-1 Fees                             NONE
      Other Expenses                               .49%
                                                  -----
      Total Fund Operating Expenses               1.74%
                                                  -----
 C.   EXAMPLE

  Assume the annual return for the class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------
    $18                    $55                               $94                               $205

  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of the class and are not directly charged to your account.

  +If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.


FINANCIAL HIGHLIGHTS

Financial information regarding Advisor Class shares will be included in this prospectus after the shares have been offered to the public for a reasonable period of time. The Fund's 1996 Annual Report to Shareholders contains financial information about the Fund, including performance information, and is available to shareholders upon request and without charge.

2
 . Templeton Developing Markets Trust

HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities of issuers in countries having developing markets. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


It is currently expected that under normal conditions at least 65% of the Fund's total assets will be invested in developing market equity securities. The Fund and TAML may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.


The Fund considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, the countries not in this category include Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the U.S., Sweden, Finland, Norway, Japan, Iceland, Luxembourg and Switzerland. In addition, as used in this prospectus, developing market equity securities means
(i) equity securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in developing market countries or sales made in developing market countries or (iii) equity securities of companies organized under the laws of, and with a principal office in, a developing market country. "Equity securities," as used in this prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). Determinations as to eligibility will be made by TAML based on publicly available information and inquiries made to the companies. (See "What Are the Fund's Potential Risks?" for a discussion of the nature of information publicly available for non-U.S.
                                          Templeton Developing Markets Trust .

companies.) The Fund will at all times, except during defensive periods, maintain investments in at least three countries having developing markets.

The Fund seeks to benefit from economic and other developments in developing markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature developing markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

For capital appreciation, the Fund may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers' acceptances and which may include structured investments) which are rated at least C by Moody's or C by S&P or unrated debt securities deemed to be of comparable quality by TAML. See "What Are the Fund's Potential Risks?" As an operating policy, which may be changed by the Board, the Fund will not invest more than 5% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible.

The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, the Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency exchange contracts, and futures contracts and related options. When deemed appropriate by TAML, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "How Does the Fund Invest Its Assets?" in the SAI.

4
 . Templeton Developing Markets Trust

When TAML believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Types of Securities in which the Fund May Invest - Temporary Investments."

The Fund does not emphasize short-term trading profits and usually expects to have an annual portfolio turnover rate not exceeding 50%.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund is authorized to use the various securities and investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.


TEMPORARY INVESTMENTS. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A by S&P or, if unrated, of comparable quality as determined by TAML; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.

BORROWING. The Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's Net Asset Value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

                                         Templeton Developing Markets Trust .

LOANS OF PORTFOLIO SECURITIES. The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

 Options on Securities or Indices. The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option to generate income, and will do so only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with a value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

 Forward Foreign Currency Exchange Contracts and Options on Foreign Currencies. The Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with

6
 . Templeton Developing Markets Trust
a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.


The Fund will generally enter into forward contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when TAML believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." The Fund will not enter into forward contracts if, as a result, the Fund will have more than 20% of its total assets committed to the consummation of such contracts. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.


The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

CLOSED-END INVESTMENT COMPANIES. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, the Fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of
                                          Templeton Developing Markets Trust .

closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain developing markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their Net Asset Values. If the Fund acquires shares of closed-end investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

FUTURES CONTRACTS. For hedging purposes only, the Fund may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How Does the Fund Invest Its Assets? - Futures Contracts" in the SAI. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. The value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund.


REPURCHASE AGREEMENTS. For temporary defensive purposes and for cash management purposes, the Fund may enter into repurchase agreements with U.S. banks and broker-dealers. Under a repurchase agreement the Fund acquires a security from a U.S. bank or a registered broker-dealer who simultaneously agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in its ability to dispose of the underlying

8
 . Templeton Developing Markets Trust
security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.


DEPOSITARY RECEIPTS. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.


OTHER INVESTMENT POLICIES OF THE FUND

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


WHAT ARE THE FUND'S POTENTIAL RISKS?

You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any
                                          Templeton Developing Markets Trust .

investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, you may anticipate that the value of the shares of the Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of the shares of the Fund. Changes in currency valuations will also affect the price of the shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may occur unpredictably in the future. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by TAML will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.


The Fund has the right to purchase securities in any foreign country, developed or developing. You should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets. See "What Are the Fund's Potential Risks?" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investment in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of income and dividends at the source. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore


10
 . Templeton Developing Markets Trust
may be subject to potentially higher risks than investments in developed countries.


Brokerage commissions, custodial services, and other costs relating to investment in developing markets are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.
                                        Templeton Developing Markets Trust .

For a discussion of special risks, see "What Are the Fund's Potential Risks?" in the SAI.


As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What Are the Fund's Potential Risks?" in the SAI.

The Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange transactions (to cover service charges) will be incurred when the Fund converts assets from one currency to another.


The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and C by S&P, and between Baa and C by Moody's or, if unrated, are of equivalent investment quality as determined by TAML. As an operating policy, which may be changed by the Board without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. See "How Does the Fund Invest Its Assets? - Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities, commonly known as junk bonds, are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default.


Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by TAML to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of TAML, the issuer may resume interest payments in the near future. As a fundamental policy, the Fund will not invest more than 10% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid.

12
 . Templeton Developing Markets Trust

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's Net Asset Value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in the Fund's portfolio. Successful use of futures or options contracts is further dependent on TAML's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or securities indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the prospectus and in the SAI.

WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. TAML manages the Fund's assets and makes its investment decisions. TAML also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, TAML and its affiliates manage over $188 billion in assets. The Templeton organization has been investing globally since 1940. TAML and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Korea, Luxembourg, Poland, Russia, Singapore, South Africa, Taiwan, United Kingdom, U.S., and Vietnam. Please see "Investment Management and Other
                                        Templeton Developing Markets Trust .

Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.


PORTFOLIO MANAGEMENT. The lead portfolio manager for the Fund since its inception is Dr. J. Mark Mobius. Dr. Mobius is managing director of TAML. In addition, Dr. Mobius serves as a director and/or officer of many other funds within the Franklin Templeton Group of Funds and many investment advisory subsidiaries of Resources. He holds a BA in fine arts from Boston University, an MA in mass communications from Boston University, and a PhD in economics from the Massachusetts Institute of Technology. Prior to joining the Templeton organization in 1987, Dr. Mobius was president of the International Investment Trust Company Limited (investment manager of Taiwan, R.O.C. Fund) (1986-1987) and a director of Vickers da Costa, Hong Kong (an international securities firm) (1983-1986). Dr. Mobius began working in Vickers da Costa's Hong Kong office in 1980 and moved to Taiwan in 1983 to open the firm's office there and to direct operations in India, Indonesia, Thailand, the Philippines, and Korea. Before joining Vickers da Costa, Dr. Mobius operated his own consulting firm in Hong Kong from 1970 until 1980.


Allan Lam and Tom Wu exercise secondary portfolio management responsibilities for the Fund. Mr. Lam holds a BA in accounting from Rutgers University. Prior to joining the Templeton organization in 1987, he worked as an auditor with two international accounting firms in Hong Kong: Deloitte Haskins & Sells CPA and KPMG Peat Marwick CPA. Mr. Wu is a director of TAML. He holds a BSS in economics from the University of Hong Kong and an MBA in finance from the University of Oregon. Prior to joining the Templeton organization in 1987, Mr. Wu worked as an investment analyst, specializing in Hong Kong companies, with Vickers da Costa. Further information concerning TAML is included under the heading "Investment Management and Other Services" in the SAI.

MANAGEMENT FEES. During the fiscal year ended December 31, 1996, management fees totaling 1.25% of the average daily net assets of the Fund were paid to TAML.

PORTFOLIO TRANSACTIONS. TAML tries to obtain the best execution on all transactions. If TAML believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for the Fund. Prior to October 1, 1996, the Fund's Administrator was

14
 . Templeton Developing Markets Trust

Templeton Global Investors, Inc. During the fiscal year ended December 31, 1996, administration fees totaling 0.09% of the average daily net assets of the Fund were paid. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Advisor Class of the Fund advertises its performance. The more commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of the Advisor Class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. A regulated investment company generally is not subject to Federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to shareholders substantially all of its net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to shareholders of record on a date in such month and paid during the following January will be treated as having been received by shareholders on December 31 in the year such distributions were declared. The Fund will inform shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund shares generally will give rise to taxable gain or loss.
                                        Templeton Developing Markets Trust .

HOW IS THE FUND ORGANIZED?


The Fund is a diversified, open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on August 9, 1991, and is registered with the SEC under the 1940 Act. As of January 1, 1997, the Fund began offering a new class of shares designated Templeton Developing Markets Trust - Advisor Class. All shares outstanding before the offering of Advisor Class shares have been designated Templeton Developing Markets Trust - Class I and Templeton Developing Markets Trust - Class II. Additional classes of shares may be offered in the future. As of April 1, 1997, Franklin Templeton Trust Company, trustee for Valuselect, owned 67% of the outstanding Advisor Class shares of the Fund.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act.

The Fund has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Fund does not intend to hold annual shareholder meetings. It may hold special meetings, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.



16
 . Templeton Developing Markets Trust

About Your Account

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


Shares of the Fund may be purchased without a sales charge. To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check.

                      Minimum
                    Investments*
--------------------------------
To Open Your Ac-
  count............  $5,000,000
To Add to Your Ac-
  count............  $       25

*We waive or lower these minimums for certain investors listed below. We may also refuse any order to buy shares. Currently, the Fund does not allow investments by Market Timers.

To determine if you meet the minimum investment requirement, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. At least $1 million of this amount, however, must be invested in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

The Fund's minimum initial investment requirement will not apply to purchases by:

 1. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs;

 2. Qualified registered investment advisors or certified financial planners who have clients invested in the Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Distributors;

 3. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group and their immediate family members, subject to a $100 minimum investment requirement;

 4. Accounts managed by the Franklin Templeton Group;

 5. The Franklin Templeton Profit Sharing 401(k) Plan; and

 6. Each series of the Franklin Templeton Fund Allocator Series, subject to a $1,000 minimum initial and subsequent investment requirement.

If you currently own Class I shares of the Fund and you qualify to buy Advisor Class shares, you may invest your existing Class I shares into the Fund's Advisor
                                        Templeton Developing Markets Trust .

Class by June 30, 1997. If you would like to do this, please send us written instructions. Generally, for federal income tax purposes, there will be no recognition of gain or loss on this transaction. You may want to consult with your tax advisor to determine the effect of this transaction, if any, on state income taxes.

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

PAYMENTS TO SECURITIES DEALERS

Securities Dealers who initiate and are responsible for purchases of Advisor Class shares may receive up to 0.25% of the purchase price. The payment is subject to the sole discretion of Distributors, and is paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

For information on additional compensation payable to Securities Dealers in connection with the sale of Fund shares, please see "How Do I Buy, Sell and Exchange Shares? - Other Payments to Securities Dealers" in the SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and some do not offer Advisor Class shares.


18
 . Templeton Developing Markets Trust

 METHOD               STEPS TO FOLLOW
----------------------------------------------------------------------------
 BY MAIL              1. Send us written instructions signed by all account
                         owners
                      2. Include any outstanding share certificates for the
                         shares you're exchanging
----------------------------------------------------------------------------
 BY PHONE             Call Shareholder Services
                      If you do not want the ability to exchange by phone to
                      apply to your account, please let us know.
----------------------------------------------------------------------------
 THROUGH YOUR DEALER  Call your investment representative
----------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

 . You may only exchange shares within the same class, except as noted below.

 . The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."


 . Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

 . The fund you are exchanging into must be eligible for sale in your state.


 . We may modify or discontinue our exchange policy if we give you 60 days' written notice.


 . Currently, the Fund does not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.
                                        Templeton Developing Markets Trust .

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

If you want to exchange into a fund that does not currently offer an Advisor Class, you may exchange your Advisor Class shares for Class I shares of that fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. You may also exchange your Advisor Class shares for Class Z shares of Franklin Mutual Series Fund Inc.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

 METHOD               STEPS TO FOLLOW
------------------------------------------------------------------------------
 BY MAIL              1. Send us written instructions signed by all account
                         owners
                      2. Include any outstanding share certificates for the
                         shares you are selling
                      3. Provide a signature guarantee if required


                      4. Corporate, partnership and trust accounts may need to
                         send additional documents. Accounts under court jurisdiction may have other requirements.

------------------------------------------------------------------------------
 BY WIRE
 (Available for re-   1.  You must sign up for the wire feature before using
 quests                   it. To sign up, send us written instructions, with a
 of $1,000, up            signature guarantee. To avoid any delay in
 to $50,000)              processing, the instructions should include:
                      .   The name, address and telephone number of the bank
                          where you want the proceeds sent
                      .    Your bank account number
                      .   The Federal Reserve ABA routing number
                      .   If you are using a savings and loan or credit union,
                          the name of the corresponding bank and the account
                          number
                      2.  Call Shareholder Services for wire instructions
                      3.  If we receive your request in proper form before
                          1:00 p.m. Pacific time, your wire payment will be
                          sent the next business day. For requests received in
                          proper form after 1:00 p.m. Pacific time, the
                          payment will be sent the second business day.
                      You may have redemption proceeds wired to an escrow
                      account without preauthorized instructions.


20
 . Templeton Developing Markets Trust

--------------------------------------------------------------------------------
BY PHONE             Call Shareholder Services
                     Telephone requests will be accepted:
                     . If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agree-
                       ment. Call Institutional Services to receive a copy.
                     . If there are no share certificates issued for the shares you want to sell or you have already returned them
                       to the Fund
                     . Unless you are selling shares in a Trust Company
                       retirement plan account


                     . Unless the address on your account was changed by phone within the last 15 days
                     If you do not want the ability to redeem by phone to apply to your account, please let us know. If you later decide you would like this option, send us written instructions, with a signature guarantee.


--------------------------------------------------------------------------------
THROUGH YOUR DEALER  Call your investment representative
--------------------------------------------------------------------------------


If you redeem your shares by mail or by phone, we will send your redemption check within seven days after we receive your request in proper form. If you would like the check to be sent to an address other than the address of record or to be made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, however, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.
                                        Templeton Developing Markets Trust .

TRUST COMPANY RETIREMENT PLAN ACCOUNTS

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?



The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1.BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.


2.BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund. You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3.RECEIVE DISTRIBUTIONS IN CASH - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

To select one of these options, please complete sections 6 and 7 of the shareholder application included with this prospectus or tell your investment representative which option you prefer. If you do not select an option, we will automatically reinvest dividend and capital gain distributions in the same class of the Fund. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option.


22
 . Templeton Developing Markets Trust

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


THE PRICE WE USE WHEN YOU BUY OR SELL SHARES


You buy and sell Advisor Class shares at the Net Asset Value per share. We calculate it to two decimal places using standard rounding criteria. The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

 . Your name,

 . The Fund's name,

 . The class of shares,

                                        Templeton Developing Markets Trust .

 . A description of the request,

 . For exchanges, the name of the fund you're exchanging into,

 . Your account number,

 . The dollar amount or number of shares, and

 . A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. YOU SHOULD BE ABLE TO OBTAIN A SIGNATURE GUARANTEE FROM A BANK, BROKER, CREDIT UNION, SAVINGS ASSOCIATION, CLEARING AGENCY, OR SECURITIES EXCHANGE OR ASSOCIATION. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

24
 . Templeton Developing Markets Trust

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.


If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

TRUST COMPANY RETIREMENT PLAN ACCOUNTS. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.


To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.
                                        Templeton Developing Markets Trust .

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.


 Type of Account      Documents Required
----------------------------------------------------------------------------
 CORPORATION          Corporate Resolution
----------------------------------------------------------------------------
 PARTNERSHIP          1. The pages from the partnership agreement that
                         identify the general partners, or
                      2. A certification for a partnership agreement
----------------------------------------------------------------------------
 TRUST                1. The pages from the trust document that identify the
                        trustees, or
                      2. A certification for trust
----------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

ELECTRONIC INSTRUCTIONS. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We will accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if

26
 . Templeton Developing Markets Trust

(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100. These minimums do not apply if you fall within categories 4, 5, or 6 under "How Do I Buy Shares? - Opening Your Account."


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.
                                        Templeton Developing Markets Trust .

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? -
 Systematic Withdrawal Plan" in the SAI for more information.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

 . Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

 . Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.



INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

28
 . Templeton Developing Markets Trust

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 700 Central Avenue, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The Fund and Distributors are also located at this address. TAML is located at Two Exchange Square, Hong Kong. You may also contact us by phone at one of the numbers listed below.


                                         Hours of Operation (Eastern time)
Department Name         Telephone No.    (Monday through Friday)
--------------------------------------------------------------------------
Shareholder Services    1-800/632-2301   8:30 a.m. to 8:00 p.m.
Dealer Services         1-800/524-4040   8:30 a.m. to 8:00 p.m.
Fund Information        1-800/DIAL BEN   8:30 a.m. to 11:00 p.m.
                        (1-800/342-5236) 9:30 a.m. to 5:30 p.m. (Saturday)
Retirement Plans        1-800/527-2020   8:30 a.m. to 8:00 p.m.
Institutional Services  1-800/321-8563   9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)  1-800/851-0637   8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.
                                        Templeton Developing Markets Trust .

Glossary

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended



BOARD - The Board of Trustees of the Fund

CD - Certificate of deposit


CLASS I, CLASS II AND ADVISOR CLASS - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended



DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

30
 . Templeton Developing Markets Trust

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc.


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TAML - Templeton Asset Management Ltd. - Hong Kong Branch, the Fund's investment manager


TRUST COMPANY - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.
                                        Templeton Developing Markets Trust .

Instructions and Important Notice

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

General. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.

Obtaining A Number. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

What SSN/TIN to Give. Please refer to the following guidelines:


Account Type         Give SSN of             Account Type                    Give Employer ID#of
------------------------------------------------------------------------------------------------
 .Individual          Individual              .Trust, Estate, or                 Trust, Estate, or
                                              Pension Plan Trust                Pension Plan Trust
--------------------------------------------------------------------------------------------------
 .Joint Individual    Owner who will be       . Corporation, Partnership,        Corporation,
                     paying tax or first-      or other organization            Partnership, or
                     named individual                                           other organization
--------------------------------------------------------------------------------------------------
 .Unif. Gift/         Minor                   . Broker nominee                   Broker nominee
 Transfer to
  Minor
--------------------------------------------------------------------------------------------------
 .Sole Proprietor     Owner of
                     business
--------------------------------------------------------------------------------------------------
 .Legal Guardian      Ward, Minor,
                     or Incompetent
--------------------------------------------------------------------------------------------------

Exempt Recipients. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Except recipients include:

   A corporation              A real estate investment
                              trust
   A financial institution    A common trust fund
                              operated by a bank under
                              section 584(a)
   An organization exempt     An exempt charitable
   from tax under section     remainder trust or a non-
   501(a), or an individual   exempt trust described in
   retirement plan            section 4947(a)(1)
   A registered dealer in     An entity registered at
   securities or commodities  all times under the
   registered in the U.S. or  Investment Company Act of
   a U.S. possession          1940

32
 . Templeton Developing Markets Trust

IRS Penalties. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

Exempt Foreign Person. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S. (or your transactions are exempt form U.S. taxes under a tax treaty.

Permanent Address. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.
                                        Templeton Developing Markets Trust .

Notice of Change in Status. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that(1) the tax payer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interested or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

When to File. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.

How Often You Must File. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

34
 . Templeton Developing Markets Trust

    RESOLUTION SUPPORTING AUTHORITY OF CORPORATE/ASSOCIATION SHAREHOLDER
--------------------------------------------------------------------------------

INSTRUCTION:

It will be necessary for corporate/association shareholders to provide a certified copy of a resolution or other certificate of authority supporting the authority of designated officers of the corporation/association to issue oral and written instruction on behalf of the corporation/association for the purchase, sale (redemption), transfer and/or exchange of Franklin Templeton Fund shares. You may use the following form of resolution or you may prefer to use your own.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected
           of            a
          Title                  Corporate Name            Type of
                                                           Organization
organized under the laws of the State of         and that the
                                              State
following is a true and correct copy of a resolution adopted by the Board of Directors by unanimous written consent (a copy of which is attached) or at a
meeting duly called and held on      , 19 .

  "RESOLVED that ___________________________________________________________
                                   Name of Corporation/Association
  (the "Company") is authorized to invest the Company's assets in one or more investment companies (mutual funds) whose shares are distributed by Franklin/Templeton Distributors, Inc. ("Distributors"). Each such investment company, or series thereof, is referred to as a "Franklin Templeton Fund" or "Fund."

  FURTHER RESOLVED, that any (enter number)       of the
  following officers of this Company (acting alone, if one, or acting together, if more than one) is/are authorized to issue oral or written instructions (including the signing of drafts in the case of draft accessed money fund accounts) on behalf of the Company for the purchase, sale (redemption), transfer and/or exchange of Fund shares and to execute any Fund application(s) and agreements pertaining to Fund shares registered or to be registered to the Company (referred to as a "Company Instruction"); and, that this authority shall continue until Franklin/ Templeton Investor Services, Inc. ("Investor Services") receives written notice of revocation or amendment delivered by registered mail. The
                                        Templeton Developing Markets Trust .

  Company's officers authorized to act on behalf of the Company under this resolution are (enter officers titles only):
  __________________________________________________________________________
  __________________________________________________________________________
  (referred to as the "Authorized Officers").

  FURTHER RESOLVED, that Investor Services may rely on the most recently provided incumbency certificate delivered by the Company to Investor Services to identify those individuals who are the incumbent Authorized Officers and that Investor Services shall have no independent duty to determine if there has been any change in the individuals serving as incumbent Authorized Officers.

  FURTHER RESOLVED, that the Company ("Indemnitor") undertakes and agrees to indemnify and hold harmless Distributors, each affiliate of Distributors, each Franklin Templeton Fund and their officers, employees and agents (referred to hereafter collectively as the "Indemnitees") from and against any and all liability, loss, suits, claims, costs, damages and expenses of whatever amount and whatever nature (including without limitation reasonable attorneys' fees, whether for consultation and advice or representation in litigation at both the trial and appellate level) any Indemnitee may sustain or incur by reason of, in consequence of, or arising from or in connection with any action taken or not taken by an Indemnitee in good faith reliance on a Company Instruction given as authorized under this resolution."

The undersigned further certifies that the below named persons, whose signatures appear opposite their names, are the incumbent Authorized Officers (as that term is defined in the above resolution) who have been duly elected to the office identified beside their name(s) (attach additional list if necessary).
                                      X
-----------------------------------   -----------------------------------
Name/title (please print or type)     Signature
                                      X
-----------------------------------   -----------------------------------
Name/title (please print or type)     Signature
                                      X
-----------------------------------   -----------------------------------
Name/title (please print or type)     Signature
                                      X
-----------------------------------   -----------------------------------
Name/title (please print or type)     Signature
Certified from minutes
X
--------------------------------------------------------------------------------
Signature
--------------------------------------------------------------------------------
Name/title (please print or type)
CORPORATE SEAL (if appropriate)

36
 . Templeton Developing Markets Trust

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                                         Templeton Developing Markets Trust .

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38
  . Templeton Developing Markets Trust

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                                         Templeton Developing Markets Trust .
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

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  . Templeton Developing Markets Trust

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                                         Templeton Developing Markets Trust .

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST p Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money

GLOBAL GROWTH
Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German Government Bond Fund
Franklin Templeton Global Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME
Franklin Global Government Income Fund
Franklin Templeton Hard Currency Fund
Franklin Templeton High Income Currency Fund
Templeton Americas Government SecuritiesFund

GROWTH
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin U.S. Government Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR CORPORATIONS
Franklin Corporate Qualified Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFICFUNDS
SEEKING TAX-FREE INCOME
Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North
Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES+
Franklin Valuemark*
Franklin Templeton Valuemark
Income Plus
(an immediateannuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.
+Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

FGF02/97           Printed on recycled paper______________________TL711.PZ 05/97
          LOGO

                                     PART B

                              CLASS I AND CLASS II
                      STATEMENT OF ADDITIONAL INFORMATION

TEMPLETON DEVELOPING
MARKETS TRUST


STATEMENT OF
ADDITIONAL INFORMATION                                                      LOGO
                                              700 CENTRAL AVENUE, P.O. BOX 33030

MAY 1, 1997                        ST. PETERSBURG, FL 33733-8030  1-800/DIAL BEN
--------------------------------------------------------------------------------

CONTENTS                                 PAGE
How Does the Fund Invest its Assets?....     2
What Are the Fund's Potential Risks?....     5
Investment Restrictions.................     8
Officers and Trustees...................    10
Investment Management and Other
  Services..............................    15
How Does the Fund Buy Securities for its
  Portfolio?............................    16
How Do I Buy, Sell and Exchange
  Shares?...............................    17
How Are Fund Shares Valued?.............    20
Additional Information on Distributions
  and Taxes.............................    21
The Fund's Underwriter..................    25
How Does the Fund Measure Performance?..    27
Miscellaneous Information...............    29
Financial Statements....................    31
Useful Terms and Definitions............    31
Appendices..............................    32
  Description of Ratings................    32


-------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
-------------------------------------------------------------------------------


Templeton Developing Markets Trust (the "Fund") is a diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of issuers in countries having developing markets.

The Prospectus, dated May 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

This SAI describes the Fund's Class I and Class II shares. The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate SAI and prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

   MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

   - ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

   - ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
     BANK;

   - ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
     PRINCIPAL.

HOW DOES THE FUND INVEST ITS ASSETS?
---------------------------------------------------------

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


Repurchase Agreements. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. TAML will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board, i.e., banks or broker-dealers which have been determined by TAML to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.



Debt Securities. The Fund may invest in debt securities which are rated C or better by Moody's or by S&P or unrated debt securities deemed to be of comparable quality by TAML. As an operating policy, the Fund will invest no more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's Net Asset Value.


Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid.

Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

Structured Investments. Included among the issuers of debt securities in which the Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interests in, the underlying instruments. The cash flows on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flows on the underlying instruments. Because structured investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leveraged for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

Futures Contracts. The Fund may purchase and sell financial futures contracts. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

Options on Securities or Indices. The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. and foreign exchanges and in the over-the-counter markets.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is "covered." A call option on a security written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also "covered" if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade U.S. government securities in a segregated account with its custodian. A put option on a security written by the Fund is "covered" if the Fund maintains cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The Fund will cover call options on stock indices that it writes by owning securities whose price changes, in the opinion of TAML, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on indices or securities will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

Foreign Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with the Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. In addition, when the Fund sells a forward contract, it will cover its obligation under the contract by segregating cash, cash equivalents or high quality debt securities, or by owning securities denominated in the corresponding currency and with a market value equal to or greater than the Fund's obligation. Assets used as cover for forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on TAML's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

WHAT ARE THE FUND'S POTENTIAL RISKS?
---------------------------------------------------------


You should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its Net Asset Value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.


Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

Investing in Russian securities involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-marketoriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (h) the financial condition of Russian compa-nies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (i) dependency on exports and the corresponding importance of international trade; (j) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (k) possible difficulty in identifying a purchaser of securities held by the Fund due to the underdeveloped nature of the securities markets.

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the Fund to lose its registration through fraud, negligence or even mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the Fund from investing in the securities of certain Russian issuers deemed suitable by TAML. Further, this also could cause a delay in the sale of Russian securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. Although the management places the Fund's investments only in foreign nations which it considers as having relatively stable and friendly governments, there is the possibility of cessation of trading on national exchanges, expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in those nations.

The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Through the Fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the Fund's investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Board considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other
Services - Shareholder Servicing Agent and Custodian"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of TAML, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the Shareholders. No assurance can be given that the Board's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

The Fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Fund intends to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures and related options for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or related options and movements in the prices of the securities being hedged. Successful use of futures and related options by the Fund for hedging purposes also depends upon TAML's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

Trading Policies. TAML and its affiliated companies serve as investment manager to other investment companies and private clients. Accordingly, the respective portfolios of certain of these funds and clients may contain many or some of the same securities. When certain funds or clients are engaged simultaneously in the purchase or sale of the same security, the trades may be aggregated for execution and then allocated in a manner designed to be equitable to each party. The larger size of the transaction may affect the price of the security and/or the quantity which may be bought or sold for each party. If the transaction is large enough, brokerage commissions may be negotiated below those otherwise chargeable.

Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

Personal Securities Transactions. Access persons of the Franklin Templeton Group, as defined in SEC Rule 17(j) under the 1940 Act, who are employees of Franklin Resources, Inc. or their subsidiaries, are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a Compliance Officer and must be completed within 24 hours after this clearance; (2) Copies of all brokerage confirmations must be sent to the Compliance Officer and within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the Compliance Officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the Compliance Officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

INVESTMENT RESTRICTIONS
---------------------------------------------------------

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less.

The Fund MAY NOT:

 1. Invest in real estate or mortgages on real estate (although the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts (except futures contracts as described in the Fund's Prospectus); or invest in other open-end investment companies except as permitted by the 1940 Act.1

 2. Purchase or retain securities of any company in which trustees or officers of the Fund or of TAML, individually own more than 1/2 of 1% of the securities of such company or, in the aggregate, own more than 5% of the securities of such company.

 3. Purchase any security (other than obligations of the U.S. government, its agencies and instrumentalities) if, as a result, as to 75% of the Fund's total assets (i) more than 5% of the Fund's total assets would be invested in securities of any single issuer, or (ii) the Fund would then own more than 10% of the voting securities of any single issuer.2

 4. Act as an underwriter; issue senior securities except as set forth in Investment Restriction 6 below; or purchase on margin or sell short (but the Fund may make margin payments in connection with options on securities or securities indices, foreign currencies, futures contracts and related options, and forward contracts and related options).

 5. Loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the Fund may enter into repurchase agreements and lend its portfolio securities.

 6. Borrow money, except that the Fund may borrow money from banks in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed), or pledge, mortgage or hypothecate its assets for any purpose, except to secure borrowings and then only to an extent not greater than 15% of the Fund's total assets. Arrangements with respect to margin for futures contracts, forward contracts and related options are not deemed to be a pledge of assets.

 7. Invest more than 5% of the value of the Fund's total assets in securities of issuers, including their predecessors, which have been in continuous operation less than three years.

 8. Invest more than 5% of the Fund's total assets in warrants, whether or not listed on the NYSE or AMEX, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this restriction.

 9. Invest more than 25% of the Fund's total assets in a single industry.

10. Participate on a joint or a joint and several basis in any trading account in securities. See "How does the Fund Buy Securities for its Portfolio?" as to transactions in the same securities for the Fund, other clients and/or other mutual funds within the Franklin Templeton Group of Funds.

11. Invest more than 15% of the Fund's total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements having more than seven days to maturity, and over-the-counter options purchased by the Fund. Assets used as cover for over-the-counter options written by the Fund are considered not readily marketable.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions. If the Fund receives from an issuer of securities held by the Fund subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in investment restrictions 3 or 9 above, it will not constitute a violation if, prior to receipt of securities
(1) As a non-fundamental policy, the Fund will not invest more than 10% of its assets in real estate investment trusts. In addition, the Fund has undertaken with a state securities commission that (1) the Fund will invest in other open-end investment companies only (a) for short term investment of cash balances in money market funds, or (b) for investment in securities in the portfolios of such other open-end investment companies, direct investment in which is unavailable to the Fund; and (2) the Fund will not pay an investment management fee with respect to any portion of its portfolio comprising shares of other open-end investment companies.


(2) The Fund has undertaken with a state securities commission that, with respect to 100% of its assets, the Fund will not purchase more than 10% of a company's outstanding voting securities. As a non-fundamental policy, the Fund will not invest in any company for the purpose of exercising control or management.

upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights. The Fund may borrow up to 5% of the value of its total assets to meet redemptions and for other temporary purposes.

OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).


                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON             Trustee               Chairman of the board, president and chief
 Metro Center                                       executive officer of General Host Corporation
 1 Station Place                                    (nursery and craft centers); director of RBC
 Stamford, Connecticut                              Holdings (U.S.A.) Inc. (a bank holding company)
 Age 64                                             and Bar-S Foods; and director or trustee of 55
                                                    of the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
* NICHOLAS F. BRADY           Trustee               Chairman of Templeton Emerging Markets Invest-
 The Bullitt House                                  ment Trust PLC; chairman of Templeton Latin
 102 East Dover Street                              America Investment Trust PLC; chairman of Darby
 Easton, Maryland                                   Overseas Investments, Ltd. (an investment firm)
 Age 66                                             (1994-present); chairman and director of
                                                    Templeton Central and Eastern European
                                                    Investment Company; director of the Amerada
                                                    Hess Corporation, Christiana Companies, and the
                                                    H.J. Heinz Company; formerly, Secretary of the
                                                    United States Department of the Treasury
                                                    (1988-1993) and chairman of the board of
                                                    Dillon, Read & Co. Inc. (investment banking)
                                                    prior to 1988; and director or trustee of 23 of
                                                    the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 FRANK J. CROTHERS            Trustee               President and chief executive officer of
 P.O. Box N-3238                                    Atlantic Equipment & Power Ltd.; vice chairman
 Nassau, Bahamas                                    of Caribbean Utilities Co., Ltd.; president of
 Age 52                                             Provo Power Corporation; director of various
                                                    other business and non-profit organizations;
                                                    and director or trustee of 4 of the investment
                                                    companies in the Franklin Templeton Group of
                                                    Funds.
---------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO          Trustee               Member of the law firm of Pitney, Hardin, Kipp
 200 Campus Drive                                   & Szuch; director of General Host Corporation
 Florham Park, New Jersey                           (nursery and craft centers); and director or
 Age 64                                             trustee of 57 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------

                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------

 JOHN Wm. GALBRAITH           Trustee               President of Galbraith Properties, Inc.
 360 Central Avenue                                 (personal investment company); director of Gulf
 Suite 1300                                         West Banks, Inc. (bank holding company)
 St. Petersburg, Florida                            (1995-present); formerly, director of
 Age 75                                             Mercantile Bank (1991-1995), vice chairman of
                                                    Templeton, Galbraith & Hansberger Ltd.
                                                    (1986-1992), and chairman of Templeton Funds
                                                    Management, Inc. (1974-1991); and director or
                                                    trustee of 24 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 Edith E. Holiday             Trustee               Director (1993-present) of Amerada Hess
 3239 38th St. N.W.                                 Corporation and Hercules Incorporated; director
 Washington, D.C.                                   of Beverly Enterprises, Inc. (1995-present) and
 Age 44                                             H.J. Heinz Company (1994-present); chairman
                                                    (1996-present) and trustee (1993-present) of
                                                    National Child Research Center; formerly,
                                                    assistant to the President of the United States
                                                    and Secretary of the Cabinet (1990-1993),
                                                    general counsel to the Unites States Treasury
                                                    Department (1989-1990), and counselor to the
                                                    Secretary and assistant Secretary for Public
                                                    Affairs and Public Liaison -- United States
                                                    Treasury Department (1988-1989); and director
                                                    or trustee of 15 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 ANDREW H. HINES, JR.         Trustee               Consultant for the Triangle Consulting Group;
 150 Second Avenue N St.                            chairman and director of Precise Power
 Petersburg, Florida Age 74                         Corporation; executive-in-residence of Eckerd
                                                    College (1991-present); director of Checkers
                                                    Drive-In Restaurants, Inc.; formerly, chairman
                                                    of the board and chief executive officer of
                                                    Florida Progress Corporation (1982-1990) and
                                                    director of various of its subsidiaries; and
                                                    director or trustee of 22 of the investment
                                                    companies in the Franklin Templeton Group of
                                                    Funds.
---------------------------------------------------------------------------------------------------
* CHARLES B. JOHNSON          Trustee, Chair-       President, chief executive officer, and
 777 Mariners Island Blvd.    man of the            director of Franklin Resources, Inc.; chairman
 San Mateo, California        Board and Vice        of the board and director of Franklin Advisers,
 Age 64                       President             Inc. and Franklin Templeton Distributors, Inc.;
                                                    director of General Host Corporation (nursery
                                                    and craft centers) and Franklin Templeton
                                                    Investor Services, Inc.; and officer and/or
                                                    director, trustee or managing general partner,
                                                    as the case may be, of most other subsidiaries
                                                    of Franklin Resources, Inc. and 56 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------

                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------

* CHARLES E. JOHNSON          Trustee and Vice      Senior vice president and director of Franklin
 500 East Broward Blvd.       President             Resources, Inc.; senior vice president of
 Fort Lauderdale, Florida                           Franklin Templeton Distributors, Inc.;
 Age 40                                             president and chief executive officer of
                                                    Templeton Worldwide, Inc.; president and
                                                    director of Franklin Institutional Services
                                                    Corporation; chairman of the board of Tem-
                                                    pleton Investment Counsel, Inc.; officer and/or
                                                    director, as the case may be, of other
                                                    subsidiaries of Franklin Resources, Inc.; and
                                                    officer and/or director or trustee of 39 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------
 BETTY P. KRAHMER             Trustee               Director or trustee of various civic
 2201 Kentmere Parkway                              associations; formerly, economic analyst, U.S.
 Wilmington, Delaware                               government; and director or trustee of 23 of
 Age 67                                             the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN            Trustee               Chairman of White River Corporation
 8212 Burning Tree Road                             (information services); director of Fund
 Bethesda, Maryland                                 America Enterprises Holdings, Inc., MCI
 Age 68                                             Communications Corporation, Fusion Systems
                                                    Corporation, Infovest Corporation, MedImmune,
                                                    Inc., Source One Mortgage Services Corporation,
                                                    and Shoppers Express, Inc. (on-line shopping
                                                    service); formerly, chairman of Hambrecht and
                                                    Quist Group, director of H&Q Healthcare
                                                    Investors and Lockheed Martin Corporation, and
                                                    president of the National Association of
                                                    Securities Dealers, Inc.; and director or
                                                    trustee of 52 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS             Trustee               Manager of personal investments (1978-present);
 2665 N.E. 37th Drive                               director of various business and nonprofit
 Fort Lauderdale, Florida                           organizations; formerly, chairman and chief
 Age 68                                             executive officer of Landmark Banking
                                                    Corporation (1969-1978), financial vice
                                                    president of Florida Power and Light
                                                    (1965 - 1969), and vice president of The
                                                    Federal Reserve Bank of Atlanta (1958-1965);
                                                    and director or trustee of 24 of the investment
                                                    companies in the Franklin Templeton Group of
                                                    Funds.
---------------------------------------------------------------------------------------------------
 CONSTANTINE DEAN             Trustee               Physician, Lyford Cay Hospital (1987-present);
 TSERETOPOULOS                                      director of various non-profit organizations;
 Lyford Cay Hospital                                formerly, cardiology fellow, University of
 P.O. Box N-7776                                    Maryland (1985-1987) and internal medicine
 Nassau, Bahamas                                    intern, Greater Baltimore Medical Center
 Age 43                                             (1982-1985); and director or trustee of 4 of
                                                    the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------

                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------

 J. MARK MOBIUS               President             Portfolio manager of various Templeton advisory
 Two Exchange Square                                affiliates; managing director of Templeton
 Hong Kong                                          Asset Management Ltd.; formerly, president of
 Age 60                                             International Investment Trust Company Limited
                                                    (investment manager of Taiwan R.O.C. Fund)
                                                    (1986-1987) and director of Vickers da Costa,
                                                    Hong Kong (1983-1986); and officer of 8 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------
 RUPERT H. JOHNSON, JR.       Vice President        Executive vice president and director of
 777 Mariners Island Blvd.                          Franklin Resources, Inc. and Franklin Templeton
 San Mateo, California                              Distributors, Inc.; president and director of
 Age 56                                             Franklin Advisers, Inc.; director of Franklin
                                                    Templeton Investor Services, Inc.; and officer
                                                    and/or director, trustee or managing general
                                                    partner, as the case may be, of most other
                                                    subsidiaries of Franklin Resources, Inc. and 60
                                                    of the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 HARMON E. BURNS              Vice President        Executive vice president, secretary and
 777 Mariners Island Blvd.                          director of Franklin Resources, Inc.; executive
 San Mateo, California                              vice president and director of Franklin
 Age 52                                             Templeton Distributors, Inc.; executive vice
                                                    president of Franklin Advisers, Inc.; officer
                                                    and/or director, as the case may be, of other
                                                    subsidiaries of Franklin Resources, Inc.; and
                                                    officer and/or director or trustee of 60 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------
 DEBORAH R. GATZEK            Vice President        Senior vice president and general counsel of
 777 Mariners Island Blvd.                          Franklin Resources, Inc.; senior vice president
 San Mateo, California                              of Franklin Templeton Distributors, Inc.; vice
 Age 48                                             president of Franklin Advisers, Inc.; and
                                                    officer of 60 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 MARK G. HOLOWESKO            Vice President        President and director of Templeton Global
 Lyford Cay                                         Advisors Limited; chief investment officer of
 Nassau, Bahamas                                    global equity research for Templeton Worldwide,
 Age 37                                             Inc.; president or vice president of the
                                                    Templeton Funds; formerly, investment
                                                    administrator with Roy West Trust Corporation
                                                    (Bahamas) Limited (1984-1985); and officer of
                                                    23 of the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN           Vice President        Senior vice president, treasurer and chief
 777 Mariners Island Blvd.                          financial officer of Franklin Resources, Inc.;
 San Mateo, California                              director and executive vice president of
 Age 36                                             Templeton Investment Counsel, Inc.; a member of
                                                    the International Society of Financial Analysts
                                                    and the American Institute of Certified Public
                                                    Accountants; formerly, with Arthur Andersen &
                                                    Company (1982-1983); officer and/or director,
                                                    as the case may be, of other subsidiaries of
                                                    Franklin Resources, Inc.; and officer and/or
                                                    director or trustee of 60 of the investment
                                                    companies in the Franklin Templeton Group of
                                                    Funds.
---------------------------------------------------------------------------------------------------

                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------

 JOHN R.KAY                   Vice President        Vice president and treasurer of Templeton
 500 East Broward Blvd.                             Worldwide, Inc.; assistant vice president of
 Fort Lauderdale, Florida                           Franklin Templeton Distributors, Inc.;
 Age 56                                             formerly, vice president and controller of the
                                                    Keystone Group, Inc.; and officer of 27 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------
 ELIZABETH M. KNOBLOCK        Vice President -      General counsel, secretary and a senior vice
 500 East Broward Blvd.       Compliance            president of Templeton Investment Counsel,
 Fort Lauderdale, Florida                           Inc.; formerly, vice president and associate
 Age 42                                             general counsel of Kidder Peabody & Co. Inc.
                                                    (1989- 1990), assistant general counsel of
                                                    Gruntal & Co., Inc. (1988), vice president and
                                                    associate general counsel of Shearson Lehman
                                                    Hutton Inc. (1988), vice president and
                                                    assistant general counsel of E.F. Hutton & Co.
                                                    Inc. (1986-1988), and special counsel of the
                                                    Division of Investment Management of the
                                                    Securities and Exchange Commission (1984-1986);
                                                    and officer of 23 of the investment companies
                                                    in the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 JAMES R. BAIO                Treasurer             Certified public accountant; senior vice
 500 East Broward Blvd.                             president of Templeton Worldwide, Inc. and
 Fort Lauderdale, Florida                           Templeton Funds Trust Company; formerly, senior
 Age 42                                             tax manager with Ernst & Young (certified
                                                    public accountants) (1977-1989); and treasurer
                                                    of 24 of the investment companies in the
                                                    Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 BARBARA J. GREEN             Secretary             Senior vice president of Templeton Worldwide,
 500 East Broward Blvd.                             Inc. and an officer of other subsidiaries of
 Fort Lauderdale, Florida                           Templeton Worldwide, Inc.; formerly, deputy
 Age 49                                             director of the Division of Investment
                                                    Management, executive assistant and senior
                                                    advisor to the chairman, counsellor to the
                                                    chairman, special counsel and attorney fellow,
                                                    U.S. Securities and Exchange Commission
                                                    (1986-1995), attorney, Rogers & Wells, and
                                                    judicial clerk, U.S. District Court (District
                                                    of Massachusetts); and secretary of 23 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------

* Nicholas F. Brady, Charles B. Johnson and Charles E. Johnson are "interested persons" of the Fund under the 1940 Act, which limits the percentage of interested persons that can comprise a fund's board. Charles B. Johnson is an interested person due to his ownership interest in Resources, and Charles E. Johnson is an interested person due to his employment affiliation with Resources. Mr. Brady's status as an interested person results from his business affiliations with Resources and Templeton Global Advisors Limited ("TGAL"). Mr. Brady and Resources are both limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February 1994, and is Chairman and shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and TGAL are limited partners of Darby Emerging Markets Fund, L.P. The remaining Board members of the Fund are not interested persons (the "independent members of the Board").

The table above shows the officers and Board members who are affiliated with Distributors and TAML. Nonaffiliated members of the Board and Mr. Brady are currently paid an annual retainer and/or fees for attendance at Board and committee meetings. Currently, the Fund pays the nonaffiliated Board members and Mr. Brady an annual retainer of $8,000, a fee of $650 per Board meeting, and its portion of a flat fee of $2,000 for each audit committee meeting and/or nominating and compensation committee meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and Mr. Brady by the Fund and by other funds in the Franklin Templeton Group of Funds.

                                                                 TOTAL FEES            NUMBER OF BOARDS IN
                                          TOTAL FEES         RECEIVED FROM THE        THE FRANKLIN TEMPLETON
                                         RECEIVED FROM       FRANKLIN TEMPLETON         GROUP OF FUNDS ON
                 NAME                      THE FUND*          GROUP OF FUNDS*          WHICH EACH SERVES**
------------------------------------------------------------------------------------------------------------
Harris J. Ashton......................      $10,450               $339,592                      55
Nicholas F. Brady.....................       10,450                119,275                      23
Frank J. Crothers.....................       11,269                 29,550                       4
S. Joseph Fortunato...................       10,450                356,412                      57
John Wm. Galbraith....................        9,450                102,475                      22
Andrew H. Hines, Jr. .................       11,121                130,525                      24
Edith E. Holiday***...................        2,650                 15,450                      15
Betty P. Krahmer......................       10,450                119,275                      23
Gordon S. Macklin.....................       10,450                331,542                      52
Fred R. Millsaps......................       11,121                130,525                      24
Constantine Dean Tseretopoulos........       11,269                 29,550                       4

 * For the fiscal year ended December 31, 1996.
 ** We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 62 registered investment companies, with approximately 170 U.S. based funds or series.
*** Ms. Holiday was elected a trustee of the Fund on December 3, 1996.

Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of April 1, 1997, the officers and Board members, as a group, owned of record and beneficially 23,633 Class I, or less than 1% of the total outstanding Class I shares of the Fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND
OTHER SERVICES
---------------------------------------------------------


Investment Manager and Services Provided. The Fund's investment manager is TAML. TAML provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. TAML renders its services to the Fund from outside the U.S. TAML's activities are subject to the review and supervision of the Board to whom TAML renders periodic reports of the Fund's investment activities. TAML and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

TAML and its affiliates act as investment manager to numerous other investment companies and accounts. TAML may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by TAML on behalf of the Fund. Similarly, with respect to the Fund, TAML is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that TAML and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. TAML is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of TAML and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information -Summary of Code of Ethics."

Management Fees. Under its management agreement, the Fund pays TAML a monthly fee equal to an annual rate of 1.25% of its average daily net assets. The fee is computed at the close of business on the last business day of each month. Each class pays its proportionate share of the management fee.

For the fiscal years ended December 31, 1996, 1995, and 1994, management fees totaling $37,609,530, $26,314,151 and $23,325,167, respectively, were paid to
TAML.

Management Agreement. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by TAML on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Administrative Services. FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly-owned subsidiary or Resources. Prior to October 1, 1996 the Fund's administrator was Templeton Global Investors, Inc.

Under its administration agreement, the Fund pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. During the fiscal years ended December 31, 1996, 1995, and 1994, administration fees totaling $2,831,572, $2,153,848, and $1,974,513, respectively, were paid.


Shareholder Servicing Agent. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.


Custodian. The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, New York, 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's assets. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York, 10017, are the Fund's independent auditors. During the fiscal year ended December 31, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1996, and review of the Fund's filings with the SEC.


HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?
---------------------------------------------------------


TAML selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, TAML seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between TAML and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. TAML will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of TAML, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

TAML may pay certain brokers commissions that are higher than those another broker may charge, if TAML determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or TAML's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to TAML include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to TAML in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to TAML in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services TAML receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits TAML to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, TAML and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to TAML will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by TAML are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by TAML, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended December 31, 1996, 1995, and 1994, the Fund paid brokerage commissions totaling $7,221,351, $4,305,521 and $4,035,106, respectively.


As of December 31, 1996, the Fund did not own securities of its regular broker-dealers.

HOW DO I BUY, SELL AND EXCHANGE SHARES?
---------------------------------------------------------

ADDITIONAL INFORMATION ON BUYING SHARES


The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.


Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:

                                        SALES
   SIZE OF PURCHASE - U.S. DOLLARS      CHARGE
----------------------------------------------
Under $30,000.........................    3.0%
$30,000 but less than $50,000.........    2.5%
$50,000 but less than $100,000........    2.0%
$100,000 but less than $200,000.......    1.5%
$200,000 but less than $400,000.......    1.0%
$400,000 or more......................      0%


Other Payments to Securities Dealers. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.

Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares by certain retirement plans without a front-end sales charge, as discussed in the Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

Letter of Intent. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter but will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

Reinvestment Date. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

Systematic Withdrawal Plan. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Through Your Securities Dealer. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

Redemptions in Kind. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period.

This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


Special Services. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?
---------------------------------------------------------

We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by TAML.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Net Asset Value of each class is not calculated. Thus, the calculation of the Net Asset Value of each class does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.


Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES
---------------------------------------------------------

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. Income dividends. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post October loss deferral) may generally be made twice each year, once in December and once following the end of the Fund's fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code.


To qualify as a regulated investment company, the Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks and securities)) held less than three months (the "30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or some similar or related business; and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses, but does not include net long-term capital gains in excess of net short-term capital losses) each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the tax, the Fund must distribute during each calendar year an amount equal to the sum of
(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as having been received on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

Some of the debt securities that may be acquired by a Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund in a given year, original issue discount on a taxable debt security earned in that given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semiannual compounding of interest.

Exchange control regulations that may restrict repatriation of investment income, capital, or the pro-ceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements. See "What are the Fund's Potential Risks?" section of the SAI.

The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Dividends paid out of the Fund's investment company taxable income will be taxable to a shareholder as ordinary income. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends received deduction. Distributions of net capital gains, if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, capital gain. Shareholders receiving distributions in the form of newly issued shares generally will have a cost basis in each share received equal to the Net Asset Value of a share of the Fund on the distribution date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the Net Asset Value of the shares received.

Distributions by the Fund reduce the Net Asset Value of the Fund shares. Should a distribution reduce the Net Asset Value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

If the Fund retains net capital gains for reinvestment, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gains, would be able to claim their proportionate share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities, and would be entitled to an increase in their basis in their Fund shares.

Certain options, futures contracts and forward contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, in some cases, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Requirements relating to the Fund's tax status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or loses, may increase, decrease or eliminate the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If section 988 losses exceed other net investment income during a taxable year, the Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares, or as a capital gain.

Upon the sale, exchange or other taxable disposition of shares of the Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including replacement through the reinvestment of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. For example, this rule applies if (1) the shareholder incurs a sales charge in acquiring stock of a regulated investment company, (2) shares of the Fund are exchanged for shares of another Templeton or Franklin Fund within 90 days after the date they were purchased, and (3) the new shares are acquired without a sales charge or at a reduced sales charge under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the sales charge incurred in acquiring such shares exchanged all or a portion of the amount of sales charge incurred in acquiring the shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as an amount paid for the new shares.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Because of changes made by the Tax Reform Act of 1986, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as U.S. source income.

The Fund may be required to withhold U.S. federal income tax at the rate of 31% ("backup withholding") of all taxable distributions and gross redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, where the Fund or shareholder has been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding, or when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

The tax consequences to a foreign shareholder of an investment in the Fund may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state, local and foreign taxes, and their treatment under state and local income tax laws may differ from U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

THE FUND'S UNDERWRITER
---------------------------------------------------------


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for each class of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 60 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal years ended December 31, 1996, 1995 and 1994, were $18,413,353, $15,575,347, and $40,832,421, respectively. After allowances to dealers, Distributors retained $1,902,013, $2,087,056, and $7,272,994 in net underwriting discounts, commissions and compensation received in connection with redemptions or repurchases of shares, for the respective years. Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.

The Class I Plan. Under the Class I plan, the Fund may pay up to a maximum of 0.35% per year of Class I's average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.

The Class II Plan. Under the Class II plan, the Fund pays up to 0.75% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.

Under the Class II plan, the Fund also pays an additional 0.25% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.

The Class I and Class II Plans. In addition to the payments that Distributors or others are entitled to under each plan, to the extent the Fund, TAML or Distributors or other parties on behalf of the Fund, TAML or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.


In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with TAML or by vote of a majority of the outstanding shares of the class. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended December 31, 1996, the total amounts paid by the Fund pursuant to the Class I and Class II plans were $8,450,539 and $1,423,427, respectively, which were used for the following purposes:


                             CLASS I       CLASS II
----------------------------------------------------
Advertising...............  $1,100,576    $   51,267
Printing and mailing of
 prospectuses other than
 to current
 shareholders.............  $  251,296    $   12,808
Payments to
  underwriters............  $1,230,206    $1,000,303
Payments to
  broker-dealers..........  $5,868,461    $  359,049
Other.....................  $        0    $        0


HOW DOES THE FUND MEASURE PERFORMANCE?
---------------------------------------------------------


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance for each class follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN

Average Annual Total Return. Average annual total return is determined by finding the average annual rates of return over one-, five- and ten-year periods, or fractional portion thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.


The average annual total return for Class I for the one- and five- year periods ended December 31, 1996 and the period of October 17, 1991 (inception of the Fund) through December 31, 1996, was 15.50%, 10.78% and 10.40%, respectively. The average annual total return for Class II for the one-year period ended December 31, 1996 and the period of May 1, 1995 (inception of Class II) to December 31, 1996, was 19.39% and 12.89%, respectively.


These figures were calculated according to the SEC formula:
                                P(1+T)(n) = ERV
where:

P     =   a hypothetical initial payment of
          $1,000
T     =   average annual total return
n     =   number of years
ERV   =   ending redeemable value of a
          hypothetical $1,000 payment made at
          the beginning of the one-, five- or
          ten-year periods at the end of the
          one-, five- or ten-year periods (or
          fractional portion thereof)


Cumulative Total Return. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-, five- and ten-year periods, or fractional portion thereof. The cumulative total return for Class I for the one- and five-year periods ended December 31, 1996 and for the period of October 17, 1991 (inception of the Fund) to December 31, 1996, was 15.50%, 66.86%, and 67.42%, respectively. The cumulative total return for Class II for the one-year period ended December 31, 1996 and for the period of May 1, 1995 (inception of Class
II) to December 31, 1996, was 19.39% and 22.44%, respectively.


VOLATILITY

Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of each class' performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

(i) unmanaged indices so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


From time to time, the Fund and TAML may also refer to the following information:


(a) TAML's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

(b) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

(c) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.

(d) The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings.

(e) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

(f) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE -- Index).

(g) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

(h) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

(i) Allegorical stories illustrating the importance of persistent long-term investing.

(j) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

(k) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

(l) The number of shareholders in the Fund or the aggregate number of shareholders of the open-end investment companies in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.

(m) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

(n) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:


    - "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

    - "Diversify by company, by industry and by country."

    - "Always maintain a long-term perspective."

    - "Invest for maximum total real return."

    - "Invest -- don't trade or speculate."

    - "Remain flexible and open-minded about types of investment."

    - "Buy low."

    - "When buying stocks, search for bargains among quality stocks."

    - "Buy value, not market trends or the economic outlook."

    - "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

    - "Do your homework or hire wise experts to help you."

    - "Aggressively monitor your investments."

    - "Don't panic."

    - "Learn from your mistakes."

    - "Outperforming the market is a difficult task."

    - "An investor who has all the answers doesn't even understand all the questions."

    - "There's no free lunch."

    - "And now the last principle: Do not be fearful or negative too often."


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare a class' performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION
---------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over
* Sir John Templeton sold the Templeton organization to Resources in October, 1992 and resigned from the Board on April 16, 1995. He is no longer involved with the investment management process.

49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $188 billion in assets under management for more than 5.2 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 122 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

As of April 1, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

    NAME AND ADDRESS     SHARE AMOUNT   PERCENTAGE
--------------------------------------------------
CLASS I
Merrill Lynch, Pierce,    17,389,118         7%
  Fenner & Smith, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246
CLASS II
Merrill Lynch, Pierce,     2,865,039        14%
  Fenner & Smith, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246
ADVISOR CLASS
Franklin Templeton Trust     855,376        67%
  Company as Trustee for
  Valuselect
P.O. Box 2438
Rancho Cordova, CA
95741-2438
Franklin Templeton Trust     240,222        19%
  Company as Trustee for
  Valuselect/Profit Sharing
  Plan
P.O. Box 2438
Rancho Cordova, CA
95741-2438


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


Summary of Code of Ethics. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS
---------------------------------------------------------


The audited financial statements contained in the Annual Report to Shareholders of the Fund, for the fiscal year ended December 31, 1996, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS
---------------------------------------------------------


1940 Act - Investment Company Act of 1940, as amended


Board - The Board of Trustees of the Fund

CD - Certificate of deposit


Class I, Class II and Advisor Class - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


Code - Internal Revenue Code of 1986, as amended

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


Franklin Templeton Funds - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT Services - Franklin Templeton Services, Inc., the Fund's administrator

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

Letter - Letter of Intent

Moody's - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange

Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II.


Prospectus - The prospectus for the Fund's Class I and Class II shares dated May 1, 1997, as may be amended from time to time


Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc.


SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TAML - Templeton Asset Management Ltd. - Hong Kong Branch, the Fund's investment manager


U.S. - United States


We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.

APPENDICES

DESCRIPTION OF RATINGS
---------------------------------------------------------

CORPORATE BOND RATINGS

Moody's

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

Moody's

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                     PART B

                                 ADVISOR CLASS
                      STATEMENT OF ADDITIONAL INFORMATION

TEMPLETON DEVELOPING
MARKETS TRUST
ADVISOR CLASS

STATEMENT OF
ADDITIONAL INFORMATION                                                      LOGO
                                                              700 CENTRAL AVENUE

MAY 1, 1997                        ST. PETERSBURG, FL 33733-8030  1-800/DIAL BEN
--------------------------------------------------------------------------------


                CONTENTS                 PAGE
How Does the Fund Invest its Assets?....     2
What Are the Fund's Potential Risks?....     5
Investment Restrictions.................     8
Officers and Trustees...................    10
Investment Management and Other
  Services..............................    15
How Does the Fund Buy Securities for its
  Portfolio?............................    16
How Do I Buy, Sell and Exchange
  Shares?...............................    17
How Are Fund Shares Valued?.............    19
Additional Information on Distributions
  and Taxes.............................    20
The Fund's Underwriter..................    24
How Does the Fund Measure Performance?..    24
Miscellaneous Information...............    27
Financial Statements....................    28
Useful Terms and Definitions............    28
Appendices..............................    29
  Description of Ratings................    29


---------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
---------------------------------------------------------

Templeton Developing Markets Trust (the "Fund") is a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of issuers in countries having developing markets.


This SAI describes the Fund's Advisor Class shares. The Prospectus, dated May 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

   MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

   - ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

   - ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
     BANK;

   - ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
     PRINCIPAL.

HOW DOES THE FUND INVEST ITS ASSETS?
---------------------------------------------------------

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


Repurchase Agreements. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. TAML will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board, i.e., banks or broker-dealers which have been determined by TAML to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.



Debt Securities. The Fund may invest in debt securities which are rated C or better by Moody's or by S&P or unrated debt securities deemed to be of comparable quality by TAML. As an operating policy, the Fund will invest no more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's Net Asset Value.


Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid.

Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

Structured Investments. Included among the issuers of debt securities in which the Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interests in, the underlying instruments. The cash flows on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flows on the underlying instruments. Because structured investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leveraged for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

Futures Contracts. The Fund may purchase and sell financial futures contracts. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

Options on Securities or Indices. The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. and foreign exchanges and in the over-the-counter markets.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is "covered." A call option on a security written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also "covered" if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade U.S. government securities in a segregated account with its custodian. A put option on a security written by the Fund is "covered" if the Fund maintains cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The Fund will cover call options on stock indices that it writes by owning securities whose price changes, in the opinion of TAML, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on indices or securities will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

Foreign Currency Hedging Transactions. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with the Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. In addition, when the Fund sells a forward contract, it will cover its obligation under the contract by segregating cash, cash equivalents or high quality debt securities, or by owning securities denominated in the corresponding currency and with a market value equal to or greater than the Fund's obligation. Assets used as cover for forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on TAML's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

WHAT ARE THE FUND'S POTENTIAL RISKS?
---------------------------------------------------------


You should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its Net Asset Value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.


Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.


In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.


Investing in Russian securities involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyperinflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (h) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (i) dependency on exports and the corresponding importance of international trade;
(j) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (k) possi-ble difficulty in identifying a purchaser of securities held by the Fund due to the underdeveloped nature of the securities markets.

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the Fund to lose its registration through fraud, negligence or even mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the Fund from investing in the securities of certain Russian issuers deemed suitable by TAML. Further, this also could cause a delay in the sale of Russian securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.


The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. Although the management places the Fund's investments only in foreign nations which it considers as having relatively stable and friendly governments, there is the possibility of cessation of trading on national exchanges, expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in those nations.

The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Through the Fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the Fund's investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Board considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services -- Shareholder Servicing Agent and Custodian"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of TAML, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the Shareholders. No assurance can be given that the Board's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

The Fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Fund intends to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures and related options for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or related options and movements in the prices of the securities being hedged. Successful use of futures and related options by the Fund for hedging purposes also depends upon TAML's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

Trading Policies. TAML and its affiliated companies serve as investment manager to other investment companies and private clients. Accordingly, the respective portfolios of certain of these funds and clients may contain many or some of the same securities. When certain funds or clients are engaged simultaneously in the purchase or sale of the same security, the trades may be aggregated for execution and then allocated in a manner designed to be equitable to each party. The larger size of the transaction may affect the price of the security and/or the quantity which may be bought or sold for each party. If the transaction is large enough, brokerage commissions may be negotiated below those otherwise chargeable.

Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

Personal Securities Transactions. Access persons of the Franklin Templeton Group, as defined in SEC Rule 17(j) under the 1940 Act, who are employees of Franklin Resources, Inc. or their subsidiaries, are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a Compliance Officer and must be completed within 24 hours after this clearance; (2) Copies of all brokerage confirmations must be sent to the Compliance Officer and within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the Compliance Officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the Compliance Officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

INVESTMENT RESTRICTIONS
---------------------------------------------------------

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less.

The Fund MAY NOT:


 1. Invest in real estate or mortgages on real estate (although the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts (except futures contracts as described in the Fund's Prospectus); or invest in other open-end investment companies except as permitted by the 1940 Act. 1


 2. Purchase or retain securities of any company in which trustees or officers of the Fund or of TAML, individually own more than 1/2 of 1% of the securities of such company or, in the aggregate, own more than 5% of the securities of such company.


 3. Purchase any security (other than obligations of the U.S. government, its agencies and instrumentalities) if, as a result, as to 75% of the Fund's total assets (i) more than 5% of the Fund's total assets would be invested in securities of any single issuer, or (ii) the Fund would then own more than 10% of the voting securities of any single issuer.2


 4. Act as an underwriter; issue senior securities except as set forth in Investment Restriction 6 below; or purchase on margin or sell short (but the Fund may make margin payments in connection with options on securities or securities indices, foreign currencies, futures contracts and related options, and forward contracts and related options).

 5. Loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the Fund may enter into repurchase agreements and lend its portfolio securities.


 6. Borrow money, except that the Fund may borrow money from banks in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed), or pledge, mortgage or hypothecate its assets for any purpose, except to secure borrowings and then only to an extent not greater than 15% of the Fund's total assets. Arrangements with respect to margin for futures contracts, forward contracts and related options are not deemed to be a pledge of assets.


 7. Invest more than 5% of the value of the Fund's total assets in securities of issuers, including their predecessors, which have been in continuous operation less than three years.

 8. Invest more than 5% of the Fund's total assets in warrants, whether or not listed on the NYSE or AMEX, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this restriction.

 9. Invest more than 25% of the Fund's total assets in a single industry.

10. Participate on a joint or a joint and several basis in any trading account in securities. See "How does the Fund Buy Securities for its Portfolio?" as to transactions in the same securities for the Fund, other clients and/or other mutual funds within the Franklin Templeton Group of Funds.

11. Invest more than 15% of the Fund's total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements having more than seven days to maturity, and over-the-counter options purchased by the Fund. Assets used as cover for over-the-counter options written by the Fund are considered not readily marketable.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

If the Fund receives from an issuer of securities held by the Fund subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in investment restrictions 3 or 9 above, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights. The Fund may borrow up to 5% of the value of its total assets to meet redemptions and for other temporary purposes.

(1) As a non-fundamental policy, the Fund will not invest more than 10% of its assets in real estate investment trusts. In addition, the Fund has undertaken with a state securities commission that (1) the Fund will invest in other open-end investment companies only (a) for short term investment of cash balances in money market funds, or (b) for investment in securities in the portfolios of such other open-end investment companies, direct investment in which is unavailable to the Fund; and (2) the Fund will not pay an investment management fee with respect to any portion of its portfolio comprising shares of other open-end investment companies.

(2) The Fund has undertaken with a state securities commission that, with respect to 100% of its assets, the Fund will not purchase more than 10% of a company's outstanding voting securities. As a non-fundamental policy, the Fund will not invest in any company for the purpose of exercising control or management.

OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).


                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON             Trustee               Chairman of the board, president and chief
 Metro Center                                       executive officer of General Host Corporation
 1 Station Place                                    (nursery and craft centers); director of RBC
 Stamford, Connecticut                              Holdings (U.S.A.) Inc. (a bank holding company)
 Age 64                                             and Bar-S Foods; and director or trustee of 55
                                                    of the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
* NICHOLAS F. BRADY           Trustee               Chairman of Templeton Emerging Markets Invest-
 The Bullitt House                                  ment Trust PLC; chairman of Templeton Latin
 102 East Dover Street                              America Investment Trust PLC; chairman of Darby
 Easton, Maryland                                   Overseas Investments, Ltd. (an investment firm)
 Age 67                                             (1994-present); chairman and director of
                                                    Templeton Central and Eastern European
                                                    Investment Company; director of the Amerada
                                                    Hess Corporation, Christiana Companies, and the
                                                    H.J. Heinz Company; formerly, Secretary of the
                                                    United States Department of the Treasury
                                                    (1988-1993) and chairman of the board of
                                                    Dillon, Read & Co. Inc. (investment banking)
                                                    prior to 1988; and director or trustee of 23 of
                                                    the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 FRANK J. CROTHERS            Trustee               President and chief executive officer of
 P.O. Box N-3238                                    Atlantic Equipment & Power Ltd.; vice chairman
 Nassau, Bahamas                                    of Caribbean Utilities Co., Ltd.; president of
 Age 52                                             Provo Power Corporation; director of various
                                                    other business and non-profit organizations;
                                                    and director or trustee of 4 of the investment
                                                    companies in the Franklin Templeton Group of
                                                    Funds.
---------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO          Trustee               Member of the law firm of Pitney, Hardin, Kipp
 200 Campus Drive                                   & Szuch; director of General Host Corporation
 Florham Park, New Jersey                           (nursery and craft centers); and director or
 Age 64                                             trustee of 57 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 JOHN Wm. GALBRAITH           Trustee               President of Galbraith Properties, Inc.
 360 Central Avenue                                 (personal investment company); director of Gulf
 Suite 1300                                         West Banks, Inc. (bank holding company)
 St. Petersburg, Florida                            (1995-present); formerly, director of
 Age 75                                             Mercantile Bank (1991-1995), vice chairman of
                                                    Templeton, Galbraith & Hansberger Ltd.
                                                    (1986-1992), and chairman of Templeton Funds
                                                    Management, Inc. (1974-1991); and director or
                                                    trustee of 24 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------

                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------

 EDITH E. HOLIDAY             Trustee               Director (1993-present) of Amerada Hess
 3239 38th St., N.W.                                Corporation and Hercules Incorporated; director
 Washington, D.C.                                   of Beverly Enterprises, Inc. (1995-present) and
 Age 44                                             H.J. Heinz Company (1994-present); chairman
                                                    (1995-present) and trustee (1993-present) of
                                                    National Child Research Center; formerly,
                                                    assistant to the President of the United States
                                                    and Secretary of the Cabinet (1990-1993),
                                                    general counsel to the Unites States Treasury
                                                    Department (1989-1990), and counselor to the
                                                    Secretary and Assistant Secretary for Public
                                                    Affairs and Public Liaison -- United States
                                                    Treasury Department (1988-1989); and director
                                                    or trustee of 15 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 ANDREW H. HINES, JR.         Trustee               Consultant for the Triangle Consulting Group;
 150 Second Avenue N.                               chairman and director of Precise Power
 St. Petersburg, Florida                            Corporation; executive-in-residence of Eckerd
 Age 74                                             College (1991-present); director of Checkers
                                                    Drive-In Restaurants, Inc.; formerly, chairman
                                                    of the board and chief executive officer of
                                                    Florida Progress Corporation (1982-1990) and
                                                    director of various of its subsidiaries; and
                                                    director or trustee of 24 of the investment
                                                    companies in the Franklin Templeton Group of
                                                    Funds.
---------------------------------------------------------------------------------------------------
* CHARLES B. JOHNSON          Trustee, Chair-       President, chief executive officer, and
 777 Mariners Island Blvd.    man of the Board      director of Franklin Resources, Inc.; chairman
 San Mateo, California        and Vice              of the board and director of Franklin Advisers,
 Age 64                       President             Inc. and Franklin Templeton Distributors, Inc.;
                                                    director of General Host Corporation (nursery
                                                    and craft centers) and Franklin Templeton
                                                    Investor Services, Inc.; and officer and/or
                                                    director, trustee or managing general partner,
                                                    as the case may be, of most other subsidiaries
                                                    of Franklin Resources, Inc. and 56 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------
* CHARLES E. JOHNSON          Trustee and Vice      Senior vice president and director of Franklin
 500 East Broward Blvd.       President             Resources, Inc.; senior vice president of
 Fort Lauderdale, Florida                           Franklin Templeton Distributors, Inc.;
 Age 40                                             president and chief executive officer of
                                                    Templeton Worldwide, Inc.; president and
                                                    director of Franklin Institutional Services
                                                    Corporation; chairman of the board of Tem-
                                                    pleton Investment Counsel, Inc.; officer and/or
                                                    director, as the case may be, of other
                                                    subsidiaries of Franklin Resources, Inc.; and
                                                    officer and/or director or trustee of 39 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------
 BETTY P. KRAHMER             Trustee               Director of trustee of various civic
 2201 Kentmere Parkway                              associations; formerly, economic analyst, U.S.
 Wilmington, Delaware                               government; and director or trustee of 23 of
 Age 67                                             the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------

                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------

 GORDON S. MACKLIN            Trustee               Chairman of White River Corporation
 8212 Burning Tree Road                             (information services); director of Fund
 Bethesda, Maryland                                 America Enterprises Holdings, Inc., MCI
 Age 68                                             Communications Corporation, Fusion Systems
                                                    Corporation, Infovest Corporation, MedImmune,
                                                    Inc., Source One Mortgage Services Corporation,
                                                    and Shoppers Express, Inc. (on-line shopping
                                                    service); formerly, chairman of Hambrecht and
                                                    Quist Group, director of H&Q Healthcare
                                                    Investors and Lockheed Martin Corporation, and
                                                    president of the National Association of
                                                    Securities Dealers, Inc.; and director or
                                                    trustee of 52 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS             Trustee               Manager of personal investments (1978-present);
 2665 N.E. 37th Drive                               director of various business and nonprofit
 Fort Lauderdale, Florida                           organizations; formerly, chairman and chief
 Age 68                                             executive officer of Landmark Banking
                                                    Corporation (1969-1978), financial vice
                                                    president of Florida Power and Light
                                                    (1965-1969), and vice president of The Federal
                                                    Reserve Bank of Atlanta (1958-1965); and
                                                    director or trustee of 24 of the investment
                                                    companies in the Franklin Templeton Group of
                                                    Funds.
---------------------------------------------------------------------------------------------------
 CONSTANTINE DEAN             Trustee               Physician, Lyford Cay Hospital (1987-present);
 TSERETOPOULOS                                      director of various non-profit organizations;
 Lyford Cay Hospital                                formerly, cardiology fellow, University of
 P.O. Box N-7776                                    Maryland (1985-1987) and internal medicine
 Nassau, Bahamas                                    intern, Greater Baltimore Medical Center
 Age 43                                             (1982-1985); and director or trustee of 4 of
                                                    the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 J. MARK MOBIUS               President             Portfolio manager of various Templeton advisory
 Two Exchange Square                                affiliates; managing director of Templeton
 Hong Kong                                          Asset Management Ltd.; formerly, president of
 Age 60                                             International Investment Trust Company Limited
                                                    (investment manager of Taiwan R.O.C. Fund)
                                                    (1986-1987) and director of Vickers da Costa,
                                                    Hong Kong (1983-1986); and officer of 8 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------
 RUPERT H. JOHNSON, JR.       Vice President        Executive vice president and director of
 777 Mariners Island Blvd.                          Franklin Resources, Inc. and Franklin Templeton
 San Mateo, California                              Distributors, Inc.; president and director of
 Age 56                                             Franklin Advisers, Inc.; director of Franklin
                                                    Templeton Investor Services, Inc.; and officer
                                                    and/or director, trustee or managing general
                                                    partner, as the case may be, of most other
                                                    subsidiaries of Franklin Resources, Inc. and 60
                                                    of the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------

                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------

 HARMON E. BURNS              Vice President        Executive vice president, secretary and
 777 Mariners Island Blvd.                          director of Franklin Resources, Inc.; executive
 San Mateo, California                              vice president and director of Franklin
 Age 52                                             Templeton Distributors, Inc.; executive vice
                                                    president of Franklin Advisers, Inc.; officer
                                                    and/or director, as the case may be, of other
                                                    subsidiaries of Franklin Resources, Inc.; and
                                                    officer and/or director or trustee of 60 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------
 DEBORAH R. GATZEK            Vice President        Senior vice president and general counsel of
 777 Mariners Island Blvd.                          Franklin Resources, Inc.; senior vice president
 San Mateo, California                              of Franklin Templeton Distributors, Inc.; vice
 Age 48                                             president of Franklin Advisers, Inc.; and
                                                    officer of 60 of the investment companies in
                                                    the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 MARK G. HOLOWESKO            Vice President        President and director of Templeton Global
 Lyford Cay                                         Advisors Limited; chief investment officer of
 Nassau, Bahamas                                    global equity research for Templeton Worldwide,
 Age 37                                             Inc.; president or vice president of the
                                                    Templeton Funds; formerly, investment
                                                    administrator with Roy West Trust Corporation
                                                    (Bahamas) Limited (1984-1985); and officer of
                                                    23 of the investment companies in the Franklin
                                                    Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN           Vice President        Senior vice president, treasurer and chief
 777 Mariners Island Blvd.                          financial officer of Franklin Resources, Inc.;
 San Mateo, California                              director and executive vice president of
 Age 36                                             Templeton Investment Counsel, Inc.; a member of
                                                    the International Society of Financial Analysts
                                                    and the American Institute of Certified Public
                                                    Accountants; formerly, with Arthur Andersen &
                                                    Company (1982-1983); officer and/or director,
                                                    as the case may be, of other subsidiaries of
                                                    Franklin Resources, Inc.; and officer and/or
                                                    director or trustee of 60 of the investment
                                                    companies in the Franklin Templeton Group of
                                                    Funds.
---------------------------------------------------------------------------------------------------
 JOHN R.KAY                   Vice President        Vice president and treasurer of Templeton
 500 East Broward Blvd.                             Worldwide, Inc.; assistant vice president of
 Fort Lauderdale, Florida                           Franklin Templeton Distributors, Inc.;
 Age 56                                             formerly, vice president and controller of the
                                                    Keystone Group, Inc.; and officer of 27 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------

                                Positions and
                                   Offices
   Name, Age and Address        with the Fund       Principal Occupation During the Past Five Years
---------------------------------------------------------------------------------------------------

 ELIZABETH M. KNOBLOCK        Vice President        General counsel, secretary and a senior vice
 500 East Broward Blvd.                             president Compliance of Templeton Investment
 Fort Lauderdale, Florida                           Counsel, Inc.; formerly, vice president and
 Age 42                                             associate general counsel of Kidder Peabody &
                                                    Co. Inc. (1989-1990), assistant general counsel
                                                    of Gruntal & Co., Inc. (1988), vice president
                                                    and associate general counsel of Shearson
                                                    Lehman Hutton Inc. (1988), vice president and
                                                    assistant general counsel of E.F. Hutton & Co.
                                                    Inc. (1986-1988), and special counsel of the
                                                    Division of Investment Management of the
                                                    Securities and Exchange Commission (1984-1986);
                                                    and officer of 23 of the investment companies
                                                    in the Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 JAMES R. BAIO                Treasurer             Certified public accountant; senior vice
 500 East Broward Blvd.                             president of Templeton Worldwide, Inc. and
 Fort Lauderdale, Florida                           Templeton Funds Trust Company; formerly, senior
 Age 42                                             tax manager with Ernst & Young (certified
                                                    public accountants) (1977-1989); and treasurer
                                                    of 24 of the investment companies in the
                                                    Franklin Templeton Group of Funds.
---------------------------------------------------------------------------------------------------
 BARBARA J. GREEN             Secretary             Senior vice president of Templeton Worldwide,
 500 East Broward Blvd.                             Inc. and an officer of other subsidiaries of
 Fort Lauderdale, Florida                           Templeton Worldwide, Inc.; formerly, deputy
 Age 49                                             director of the Division of Investment
                                                    Management, executive assistant and senior
                                                    advisor to the chairman, counsellor to the
                                                    chairman, special counsel and attorney fellow,
                                                    U.S. Securities and Exchange Commission
                                                    (1986-1995), attorney, Rogers & Wells, and
                                                    judicial clerk, U.S. District Court (District
                                                    of Massachusetts); and secretary of 23 of the
                                                    investment companies in the Franklin Templeton
                                                    Group of Funds.
---------------------------------------------------------------------------------------------------

*Nicholas F. Brady, Charles B. Johnson and Charles E. Johnson are "interested persons" of the Fund under the 1940 Act, which limits the percentage of interested persons that can comprise a fund's board. Charles B. Johnson is an interested person due to his ownership interest in Resources, and Charles E. Johnson is an interested person due to his employment affiliation with Resources. Mr. Brady's status as an interested person results from his business affiliations with Resources and Templeton Global Advisors Limited ("TGAL"). Mr. Brady and Resources are both limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February 1994, and is Chairman and shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and TGAL are limited partners of Darby Emerging Markets Fund, L.P. The remaining Board members of the Fund are not interested persons (the "independent members of the Board").

The table above shows the officers and Board members who are affiliated with Distributors and TAML. Nonaffiliated members of the Board and Mr. Brady are currently paid an annual retainer and/or fees for attendance at Board and committee meetings. Currently, the Fund pays the nonaffiliated Board members and Mr. Brady an annual retainer of $8,000, a fee of $650 per Board meeting, and its portion of a flat fee of $2,000 for each audit committee meeting and/or nominating and compensation committee meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and Mr. Brady by the Fund and by other funds in the Franklin Templeton Group of Funds.

                                                                 TOTAL FEES            NUMBER OF BOARDS IN
                                          TOTAL FEES         RECEIVED FROM THE        THE FRANKLIN TEMPLETON
                                         RECEIVED FROM       FRANKLIN TEMPLETON         GROUP OF FUNDS ON
                 NAME                      THE FUND*          GROUP OF FUNDS*          WHICH EACH SERVES**
------------------------------------------------------------------------------------------------------------

Harris J. Ashton......................      $10,450               $339,592                      55
Nicholas F. Brady.....................       10,450                119,275                      23
Frank J. Crothers.....................       11,269                 29,550                       4
S. Joseph Fortunato...................       10,450                356,412                      57
John Wm. Galbraith....................        9,450                102,475                      22
Andrew H. Hines, Jr...................       11,121                130,525                      24
Edith E. Holiday***...................        2,650                 15,450                      15
Betty P. Krahmer......................       10,450                119,275                      23
Gordon S. Macklin.....................       10,450                331,542                      52
Fred R. Millsaps......................       11,121                130,525                      24
Constantine Dean Tseretopoulos........       11,269                 29,550                       4

 * For the fiscal year ended December 31, 1996.
 ** We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 62 registered investment companies, with approximately 170 U.S. based funds or series.
*** Ms. Holiday was elected a trustee of the Fund on December 3, 1996.

Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of April 1, 1997, the officers and Board members, as a group, owned of record and beneficially approximately 23,633 Class I shares or less than 1% of the total outstanding Class I shares of the Fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND
OTHER SERVICES
---------------------------------------------------------


Investment Manager and Services Provided. The Fund's investment manager is TAML. TAML provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. TAML renders its services to the Fund from outside the U.S. TAML's activities are subject to the review and supervision of the Board to whom TAML renders periodic reports of the Fund's investment activities. TAML and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

TAML and its affiliates act as investment manager to numerous other investment companies and accounts. TAML may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by TAML on behalf of the Fund. Similarly, with respect to the Fund, TAML is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that TAML and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. TAML is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of TAML and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information -Summary of Code of Ethics."

Management Fees. Under its management agreement, the Fund pays TAML a monthly fee equal to an annual rate of 1.25% of its average daily net assets. The fee is computed at the close of business on the last business day of each month. Each class of the Fund's shares pays its proportionate share of the management fee.

For the fiscal years ended December 31, 1996, 1995 and 1994, management fees totaling $37,609,530, $26,314,151 and $23,325,167, respectively, were paid to
TAML.

Management Agreement. The management agreement is in effect until April 30, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by TAML on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Administrative Services. FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly-owned subsidiary of Resources. Prior to October 1, 1996 the Fund's administrator was Templeton Global Investors, Inc.


Under its administration agreement, the Fund pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. During the fiscal years ended December 31, 1996, 1995, and 1994, administration fees totaling $2,831,572, $2,153,848 and $1,974,513, respectively, were paid.


Shareholder Servicing Agent. Shareholder Servicing Agent. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.


Third party plan administrators of tax-qualified retirement plans and other entities may provide sub-transfer agent services to the Fund. If this happens, the Fund may pay the third party an annual sub-transfer agency fee that is not more than the Fund otherwise would have paid for these services.


Custodian. The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, New York, 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's assets. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Auditors. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York, 10017, are the Fund's independent auditors. During the fiscal year ended December 31, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1996, and review of the Fund's filings with the SEC.


HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?
---------------------------------------------------------


TAML selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the Board may give.

When placing a portfolio transaction, TAML seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by the Fund is negotiated between TAML and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. TAML will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of TAML, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

TAML may pay certain brokers commissions that are higher than those another broker may charge, if TAML determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or TAML's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to TAML include, among others, supplying information about particular companies, markets, countries, or local,
                                       16
regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to TAML in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to TAML in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services TAML receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits TAML to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, TAML and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to TAML will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by TAML are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by TAML, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended December 31, 1996, 1995 and 1994, the Fund paid brokerage commissions totaling $7,221,351, $4,305,521 and $4,035,106, respectively.

As of December 31, 1996, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?
---------------------------------------------------------

ADDITIONAL INFORMATION ON BUYING SHARES


The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.


Other Payments to Securities Dealers. Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.


Reinvestment Date. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, declared but unpaid income divi-
                                       17
dends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money.


If this occurs, it is the Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


Systematic Withdrawal Plan. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the prior business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Through Your Securities Dealer. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

Redemptions in Kind. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

Special Services. The Franklin Templeton Institutional Services Department provides specialized services, including recordkeeping, for institutional investors. The cost of these services is not borne by the Fund.

Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?
---------------------------------------------------------


We calculate the Net Asset Value per share of each class of the Fund's shares as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by TAML.


Portfolio securities underlying actively traded call options are valued at their market price as determined above. The current market value of any option held by the Fund is its last sale price on the relevant exchange before the time when assets are valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Net Asset Value is not calculated. Thus, the calculation of the Net Asset Value does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES
---------------------------------------------------------

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. Income dividends. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post October loss deferral) may generally be made twice each year, once in December and once following the end of the Fund's fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.


To qualify as a regulated investment company, the Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks and securities)) held less than three months (the "30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or some similar or related business; and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses, but does not include net long-term capital gains in excess of net short-term capital losses) each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as having been received on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.


Some of the debt securities that may be acquired by a Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund in a given year, original issue discount on a taxable debt security earned in that given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.


Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semiannual compounding of interest.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements. See "What are the Fund's Potential Risks?" section of the SAI.

The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a socalled "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Dividends paid out of the Fund's investment company taxable income will be taxable to a shareholder as ordinary income. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends received deduction. Distributions of net capital gains, if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, capital gain. Shareholders receiving distributions in the form of newly issued shares generally will have a cost basis in each share received equal to the Net Asset Value of a share of the Fund on the distribution date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the Net Asset Value of the shares received.

Distributions by the Fund reduce the Net Asset Value of the Fund shares. Should a distribution reduce the Net Asset Value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

If the Fund retains net capital gains for reinvestment, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gains, would be able to claim their proportionate share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities, and would be entitled to an increase in their basis in their Fund shares.

Certain options, futures contracts and forward contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, in some cases, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or longterm capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Requirements relating to the Fund's tax status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or loses, may increase, decrease or eliminate the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If section 988 losses exceed other net investment income during a taxable year, the Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares, or as a capital gain.

Upon the sale, exchange or other taxable disposition of shares of the Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including replacement through the reinvestment of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. For example, this rule applies if (1) the shareholder incurs a sales charge in acquiring stock of a regulated investment company, (2) shares of the Fund are exchanged for shares of another Templeton or Franklin Fund within 90 days after the date they were purchased, and (3) the new shares are acquired without a sales charge or at a reduced sales charge under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the sales charge incurred in acquiring such shares exchanged all or a portion of the amount of sales charge incurred in acquiring the shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as an amount paid for the new shares.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "passthrough" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Because of changes made by the Tax Reform Act of 1986, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by the Fund will be treated as U.S. source income.


The Fund may be required to withhold U.S. federal income tax at the rate of 31% ("backup withholding") of all taxable distributions and gross redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, where the Fund or shareholder has been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding, or when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


The tax consequences to a foreign shareholder of an investment in the Fund may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state, local and foreign taxes, and their treatment under state and local income tax laws may differ from U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

THE FUND'S UNDERWRITER
---------------------------------------------------------


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for each class of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 60 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Advisor Class shares.

HOW DOES THE FUND MEASURE PERFORMANCE?
---------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation.

For periods before January 1, 1997, standardized performance quotations for Advisor Class are calculated by substituting Class I performance for the relevant time period, excluding the effect of Class I's maximum initial sales charge, and including the effect of the Rule 12b-1 fees applicable to Class I shares of the Fund. For periods after January 1, 1997, standardized performance quotations for Advisor Class are calculated as described below.

An explanation of these and other methods used by the Fund to compute or express performance for Advisor Class follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


Average Annual Total Return. Average annual total return is determined by finding the average annual rates of return over one-, five- and ten-year periods, or fractional portion thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.


The average annual total return for Advisor Class for the one- and five-year periods ended December 31, 1996 and the period of October 17, 1991 (inception of the Fund) through December 31, 1996, was 22.51%, 12.09%, and 11.66%, respectively.


These figures were calculated according to the SEC formula:
                                P(1+T)(n) = ERV
where:

P     =   a hypothetical initial payment of
          $1,000
T     =   average annual total return
n     =   number of years
ERV   =   ending redeemable value of a
          hypothetical $1,000 payment made at
          the beginning of the one-, five- or
          ten-year periods at the end of the
          one-, five- or ten-year periods (or
          fractional portion thereof)


Cumulative Total Return. Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-, five- and ten-year periods, or fractional portion thereof. The cumulative total return for Advisor Class for the one- and five-year periods ended December 31, 1996 and for the period of October 17, 1991 (inception of the Fund) through December 31, 1996, was 22.51%, 77.02%, and 77.64%, respectively.


VOLATILITY

Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS


Sales literature referring to the use of the Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

(i) unmanaged indices so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

From time to time, the Fund and TAML may also refer to the following information:

(a) TAML's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

(b) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

(c) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.

(d) The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings.

(e) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

(f) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

(g) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

(h) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

(i) Allegorical stories illustrating the importance of persistent long-term investing.

(j) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

(k) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

(l) The number of shareholders in the Fund or the aggregate number of shareholders of the open-end investment companies in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.

(m) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

(n) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:


    - "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

    - "Diversify by company, by industry and by country."

    - "Always maintain a long-term perspective."

    - "Invest for maximum total real return."

    - "Invest - don't trade or speculate."

    - "Remain flexible and open-minded about types of investment."

    - "Buy low."

    - "When buying stocks, search for bargains among quality stocks."

    - "Buy value, not market trends or the economic outlook."

    - "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

    - "Do your homework or hire wise experts to help you."


    - "Monitor your investments."


    - "Don't panic."

    - "Learn from your mistakes."

    - "Outperforming the market is a difficult task."


* Sir John Templeton sold the Templeton organization to Resources in October, 1992 and resigned from the Board on April 16, 1995. He is no longer involved with the investment management process.

    - "An investor who has all the answers doesn't even understand all the questions."

    - "There's no free lunch."

    - "And now the last principle: Do not be fearful or negative too often."

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the performance of Advisor Class to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION

---------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than [2.6] million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $188 billion in assets under management for more than 5.2 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 122 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.


The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

As of April 1, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

    NAME AND ADDRESS     SHARE AMOUNT   PERCENTAGE
--------------------------------------------------
CLASS I
Merrill Lynch, Pierce,    17,389,118         7%
  Fenner & Smith, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246
CLASS II
Merrill Lynch, Pierce,     2,865,039        14%
  Fenner & Smith, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246
ADVISOR CLASS
Franklin Templeton Trust     855,376        67%
  Company as Trustee for
  Valuselect
P.O. Box 2438
Rancho Cordova, CA 95741-
2438
Franklin Templeton Trust     240,222        19%
  Company as Trustee for
  Valuselect/Profit Sharing
  Plan
P.O. Box 2438
Rancho Cordova, CA
95741-2438

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


Summary of Code of Ethics. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS
---------------------------------------------------------


The audited financial statements contained in the Annual Report to Shareholders of the Fund, for the fiscal year ended December 31, 1996, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS
---------------------------------------------------------


1940 Act - Investment Company Act of 1940, as amended


Board - The Board of Directors of the Fund

CD - Certificate of deposit


Class I, Class II and Advisor Class - The Fund offers three classes of shares, designated "Class I," "Class II," and "Advisor Class." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


Code - Internal Revenue Code of 1986, as amended


Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT Services - Franklin Templeton Services, Inc., the Fund's administrator

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Moody's - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

Prospectus - The prospectus for Advisor Class shares of the Fund dated May 1, 1997, as may be amended from time to time


Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc.


SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Templeton Asset Management Ltd. - Hong Kong Branch, the Fund's investment manager

U.S. - United States


We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.


APPENDICES

DESCRIPTION OF RATINGS
---------------------------------------------------------

CORPORATE BOND RATINGS

Moody's

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

COMMERCIAL PAPER RATINGS

Moody's


Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

\

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

               (a)  FINANCIAL   STATEMENTS:   Incorporated   by  reference  from
                    Registrant's 1996 Annual Report:

                           Independent  Auditor's Report
                           Investment Portfolio as of  December   31,  1996
                           Statement of Assets and Liabilities as of December 31, 1996
                           Statement  of Operations for the year ended
                           December 31, 1996
                           Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995
                           Notes to Financial Statements

                (b)  EXHIBITS

                    (1)  (a) Amended and Restated Declaration of Trust 3

                         (c) Establishment and Designation of Classes of Shares
                             of Beneficial Interest 3

                         (d) Establishment and Designation of Classes
                             of Shares of Beneficial Interest 1

                    (2)  By-Laws 2

                    (3)  Not Applicable

                    (4)  Specimen Security 4

                    (5)  Amended and Restated Investment Management Agreement 2

                    (6)  Distribution Agreement 2

                    (7)  Not Applicable

                    (8)  Custody Agreement 2

                    (9)  (a) Amended and Restated Transfer Agent Agreement
                         (b)  Fund Administration Agreement 1
                         (c)  Shareholder Sub-Accounting Services Agreement 2
                         (d)  Sub-Transfer Agent Services Agreement 2

                    (10) Opinion and consent of Counsel (filed with Rule 24f-2
                         Notice)

                    (11) Consent of independent public accountants

                    (12) Not Applicable

                    (13) (a) Letter concerning  initial capital 4
                         (b) Investment Letter 3

                    (14) Not Applicable

                    (15) (a) Distribution Plan  --  Class I  Shares  3
                         (b) Distribution Plan -- Class II Shares 3

                    (16) Schedule showing computation of performance quotations provided in response to Item 22 (unaudited)3

                    (18) Form of Multiclass Plan

                    (27) Financial Data Schedule

---------------
1 Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on December 31, 1996.

2 Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on April 29, 1996.

3 Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on April 28, 1995.

4 Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on September 19, 1991.

5 Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on October 16, 1991.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 26.  NUMBER OF RECORD HOLDERS

                    Shares of Beneficial Interest, par value $0.01 per share - Class I: 248,308 Shareholders as of March 31, 1997

                    Shares of Beneficial Interest, par value $0.01 per share - Class II: 25,995 Shareholders as of March 31, 1997

                    Shares of Beneficial Interest, par value $0.01 per share - Advisor Class: 2,380 Shareholders as of March 31, 1997

ITEM 27.  INDEMNIFICATION.

                  Reference   is  made  to  Article   IV  of  the   Registrant's
Declaration of Trust, which is filed herewith.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND ITS OFFICERS AND DIRECTORS

                  The business and other connections of Registrant's  Investment
                  Manager  are   described  in  Part  B  of  this   Registration
                  Statement.

                  For information relating to the directors and officers of the Investment Manager, reference is made to the Form ADV filed with the Commission under the Investment Advisers Act of 1940 by Templeton Asset Management Ltd., which is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

                  (a) Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of:

                           Franklin Templeton Japan Fund
                           Templeton American Trust, Inc.
                           Templeton Capital Accumulator Fund, Inc.
                           Templeton Funds, Inc.
                           Templeton Global Investment Trust
                           Templeton Global Opportunities Trust
                           Templeton Global Real Estate Fund
                           Templeton Global Smaller Companies Fund, Inc. Templeton Growth Fund, Inc.
                           Templeton Income Trust
                           Templeton Institutional Funds, Inc.
                           Templeton Variable Products Series Fund

                           Franklin Asset Allocation  Fund
                           Franklin California Tax Free Income Fund, Inc. Franklin California Tax Free Trust
                           Franklin Custodian Funds,  Inc.
                           Franklin Equity Fund
                           Franklin Federal Money Fund
                           Franklin Federal Tax-Free Income  Fund
                           Franklin Gold Fund
                           Franklin High Income Trust
                           Franklin Investors Securities Trust
                           Franklin  Managed Trust
                           Franklin Money Fund
                           Franklin Mutual Series Fund, Inc.
                           Franklin Municipal Securities Trust
                           Franklin New York Tax-Free Income Fund, Inc.
                           Franklin New York Tax-Free  Trust
                           Franklin Real Estate Securities Fund
                           Franklin Strategic Mortgage Portfolio
                           Franklin Strategic Series
                           Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund Franklin Tax-Advantaged U.S. Government Securities Fund
                           Franklin Tax Exempt Money Fund
                           Franklin Tax-Free Trust
                           Franklin Templeton Fund Allocator Series
                           Franklin Templeton Global Trust
                           Franklin Templeton International Trust
                           Franklin Templeton Money Fund
                           Trust Franklin Value Investors Trust
                           Institutional Fiduciary Trust

     (b) The directors and officers of FTD, located at 777 Mariners Island Blvd., San Mateo, California 94404, are as follows:



                              POSITION WITH              POSITION WITH
         NAME                  UNDERWRITER                THE REGISTRANT

Charles B. Johnson         Chairman of the             Chairman and Vice
                           Board and Director          President

Gregory E. Johnson         President                   None

Rupert H. Johnson, Jr.     Executive Vice              Vice President
                                                       President and
                                                       Trustee

Harmon E. Burns           Executive Vice               Vice President
                          President and
                          Director

Daniel T. O'Lear          Executive Vice President     None

Peter Jones               Executive Vice President     None
700 Central Avenue
St. Petersburg, FL 33701

Edward V. McVey           Senior Vice President       None


Richard C. Stoker         Senior Vice President       None


Charles E. Johnson        Senior Vice President       Vice President and
500 E. Broward Blvd.                                  Trustee
Ft. Lauderdale, FL 33394

Deborah R. Gatzek         Senior Vice President       Vice President
                          and Assistant Secretary

Richard O. Conboy         Senior Vice President       None

H. G. Mumford, Jr.        Senior Vice President       None

Bert W. Feuss             Vice President              None

James K. Blinn            Vice President              None

Jimmy A. Escobedo         Vice President              None

Loretta Fry               Vice President              None

Robert N. Geppner         Vice President              None

Mike Hackett              Vice President              None

Philip J. Kearns          Vice President              None

Ken Leder                 Vice President              None

Jack Lemein               Vice President             None

John R. McGee             Vice President             None

Vivian J. Palmieri        Vice President             None

Kent P. Strazza           Vice President             None

Sarah Stypa               Vice President             None

Laura Komar               Vice President             None

Francie Arnone            Asst. Vice President       None

Alison Hawksley           Asst. Vice President       None

John R. Kay               Asst. Vice President       Vice President
500 E. Broward Blvd
Ft. Lauderdale, FL 33394

Virginia Marans           Asst. Vice President       None

Bernadette Marino Howard  Asst. Vice President       None

Susan Thompson            Asst. Vice President       None

Kenneth A. Lewis          Treasurer                  None

Philip A. Scatena         Asst. Treasurer            None

Karen DeBellis            Asst. Treasurer            Asst. Treasurer
700 Central Avenue
St. Petersburg, Fl 33701

Leslie M. Kratter         Secretary                  None


          (c) Not Applicable (Information on unaffiliated underwriters).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Franklin Templeton Services, Inc., 500 East Broward Blvd., Fort Lauderdale, Florida 33394.

ITEM 31.  MANAGEMENT SERVICES

                  Not Applicable.

ITEM 32.  UNDERTAKINGS.

               (a)  Not Applicable.

               (b)  Not Applicable.

               (c) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustee when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholder communications provisions of
                    Section 16(c) of the Investment Company Act of 1940.

               (d) Registrant undertakes to furnish to each person to whom its Prospectus is provided a copy of its latest Annual Report, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the District of Columbia on the 30th of April, 1997.

                                        TEMPLETON DEVELOPING MARKETS TRUST

                                         By:
                                            J. Mark Mobius, President*

-
*By: /s/JEFFREY L. STEELE
     Jeffrey L. Steele
     as attorney-in-fact**

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                                   TITLE                                       DATE

____________________                        President (Chief                            April 30, 1997
J. Mark Mobius*                             Executive Officer)


____________________                        Treasurer (Chief                            April 30, 1997
James R. Baio*                              Financial and
                                            Accounting Officer)

____________________                        Trustee                                     April 30, 1997
Charles B. Johnson*


 ____________________                       Trustee                                     April 30, 1997
Charles E. Johnson*



____________________                        Trustee                                     April 30, 1997
Nicholas F. Brady*



____________________                        Trustee                                     April 30, 1997
Fred R. Millsaps*





SIGNATURE                                   TITLE                                       DATE

_____________________                       Trustee                                     April 30, 1997
Betty P. Krahmer*

____________________                        Trustee                                     April 30, 1997
Constantine Dean
         Tseretopoulos*

____________________                        Trustee                                     April 30, 1997
Frank J. Crothers*

____________________                        Trustee                                     April 30, 1997
Harris J. Ashton*

____________________                        Trustee                                     April 30, 1997
S. Joseph Fortunato*

____________________                        Trustee                                     April 30, 1997
Andrew H. Hines, Jr.*

____________________                        Trustee                                     April 30, 1997
John Wm. Galbraith*

____________________                        Trustee                                     April  30, 1997
Edith E. Holiday*

____________________                        Trustee                                     April  30, 1997
Gordon S. Macklin*






*By: /s/JEFFREY L. STEELE
        Jeffrey L. Steele**
        as attorney-in-fact

-------------------
         **Powers of Attorney are filed herewith.

                                POWER OF ATTORNEY

The undersigned officers and Trustees of TEMPLETON DEVELOPING MARKETS TRUST (the "Registrant") hereby appoint Allan S. Mostoff, Jeffrey L. Steele, William J. Kotapish, Deborah R. Gatzek, Barbara J. Green, Larry L. Greene, and John K. Carter (with full power to each of them to act alone) his attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to below relating to Post-Effective Amendments to the Registrant's registration statement on Form N-1A under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933 covering the sale of shares by the Registrant under prospectuses becoming effective after this date, including any amendment or amendments increasing or decreasing the amount of securities for which registration is being sought, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do if personally present, thereby ratifying all that said attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

The undersigned officers and Trustees hereby execute this Power of Attorney as of this 12th day of December, 1996



/s/HARRIS J. ASHTON                              /s/CHARLES B. JOHNSON
------------------------------                   -----------------------------
Harris J. Ashton, Trustee                        Charles B. Johnson, Trustee


/s/NICHOLAS F. BRADY                             /s/CHARLES E. JOHNSON
------------------------------                   -----------------------------
Nicholas F. Brady, Trustee                       Charles E. Johnson, Trustee


/s/FRANK J. CROTHERS                             /s/BETTY P. KRAHMER
------------------------------                   -----------------------------
Frank J. Crothers, Trustee                       Betty P. Krahmer, Trustee


/s/S. JOSEPH FORTUNATO                           /s/GORDON S. MACKLIN
------------------------------                   -----------------------------
S. Joseph Fortunato, Trustee                     Gordon S. Macklin, Trustee


/s/JOHN WM. GALBRAITH                            /s/FRED R. MILLSAPS
------------------------------                  ------------------------------
John Wm. Galbraith, Trustee                     Fred R. Millsaps, Trustee


/s/ANDREW H. HINES, JR.                         /s/CONSTANTINE D. TSERETOPOULOS
------------------------------                  -------------------------------
Andrew H. Hines, Jr., Trustee                   Constantine D. Tseretopoulos,
                                                       Trustee

/s/EDITH E. HOLIDAY                              /s/J. MARK MOBIUS
------------------------------                  ------------------------------
Edith E. Holiday, Trustee                        J. Mark Mobius, President


 /s/JAMES R. BAIO
------------------------------
James R. Baio, Treasurer

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                   FILED WITH

                        POST-EFFECTIVE AMENDMENT NO. 8 TO
                             REGISTRATION STATEMENT

                                       ON

                                    FORM N-1A

                       TEMPLETON DEVELOPING MARKETS TRUST

                                  EXHIBIT LIST


Exhibit Number                        Name of Exhibit

         (9)(a)            Amended and Restated Transfer Agent Agreemen

         (11)              Consent of Independent Public Accountan

         (18)              Form of Multi-class Plan

         (27)              Financial Data Schedules